UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 THIRD AVENUE, NEW YORK, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:     DECEMBER 31

Date of reporting period:   DECEMBER 31, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck VIP Emerging Markets Bond Fund

Initial Class

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$113	1.11%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  Emerging markets bonds overall had a positive return over the period despite multiple headwinds including rising U.S. interest rates, geopolitical risk and uncertainty around U.S. trade policy, which negatively impacted local currency bonds, while hard currency sovereign and corporate bonds benefitted from high yields and declining spreads.

  Relative to its benchmark, the 50% J.P. Morgan GBI-EM Global Diversified Index / 50% J.P. Morgan EMBI Global Diversified Index, the Fund outperformed primarily due to selective country exposures and overall had a positive return over the period.

  In terms of country of risk, Ecuador, Thailand and China were the top contributors to performance while Brazil, Chile and Poland detracted the most.

  Hard currency sovereign and corporate bonds contributed to performance as the U.S. dollar appreciated over the year, while local-currency bonds had a negative impact overall.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Initial Class
5050EMB
GBMP
$15,000
$10,000
$5,000
$0
$12,221 - Initial Class
$11,996 - 5050EMB
$10,022 - GBMP
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Initial Class	GBMP	5050EMB
Dec 14	$10,000	$10,000	$10,000
Jan 15	$10,161	$10,001	$10,063
Feb 15	$10,047	$9,915	$10,039
Mar 15	$9,899	$9,827	$9,900
Apr 15	$10,013	$9,919	$10,125
May 15	$9,819	$9,751	$9,975
Jun 15	$9,603	$9,705	$9,837
Jul 15	$9,261	$9,730	$9,735
Aug 15	$8,896	$9,737	$9,429
Sep 15	$8,600	$9,785	$9,228
Oct 15	$8,851	$9,805	$9,563
Nov 15	$8,862	$9,654	$9,457
Dec 15	$8,691	$9,698	$9,286
Jan 16	$8,657	$9,791	$9,293
Feb 16	$8,782	$10,002	$9,449
Mar 16	$9,044	$10,259	$10,030
Apr 16	$9,170	$10,390	$10,248
May 16	$9,113	$10,262	$9,960
Jun 16	$9,306	$10,560	$10,421
Jul 16	$9,398	$10,640	$10,546
Aug 16	$9,341	$10,592	$10,643
Sep 16	$9,375	$10,644	$10,772
Oct 16	$9,375	$10,362	$10,660
Nov 16	$9,136	$9,957	$10,067
Dec 16	$9,249	$9,916	$10,229
Jan 17	$9,402	$10,024	$10,417
Feb 17	$9,682	$10,075	$10,616
Mar 17	$9,740	$10,088	$10,759
Apr 17	$9,799	$10,200	$10,902
May 17	$9,880	$10,350	$11,057
Jun 17	$9,962	$10,342	$11,075
Jul 17	$10,079	$10,511	$11,236
Aug 17	$10,242	$10,616	$11,436
Sep 17	$10,394	$10,523	$11,417
Oct 17	$10,452	$10,482	$11,277
Nov 17	$10,265	$10,591	$11,375
Dec 17	$10,382	$10,630	$11,532
Jan 18	$10,536	$10,747	$11,788
Feb 18	$10,486	$10,652	$11,609
Mar 18	$10,649	$10,765	$11,685
Apr 18	$10,448	$10,599	$11,427
May 18	$10,034	$10,517	$11,089
Jun 18	$9,770	$10,471	$10,865
Jul 18	$10,084	$10,454	$11,106
Aug 18	$9,783	$10,458	$10,672
Sep 18	$9,921	$10,371	$10,891
Oct 18	$9,833	$10,264	$10,668
Nov 18	$9,695	$10,300	$10,795
Dec 18	$9,745	$10,508	$10,938
Jan 19	$10,256	$10,669	$11,478
Feb 19	$10,281	$10,609	$11,472
Mar 19	$10,319	$10,744	$11,478
Apr 19	$10,344	$10,714	$11,482
May 19	$10,281	$10,865	$11,522
Jun 19	$10,710	$11,105	$12,036
Jul 19	$10,924	$11,079	$12,164
Aug 19	$10,294	$11,318	$12,049
Sep 19	$10,533	$11,199	$12,080
Oct 19	$10,546	$11,273	$12,272
Nov 19	$10,533	$11,183	$12,131
Dec 19	$10,974	$11,241	$12,504
Jan 20	$11,037	$11,391	$12,519
Feb 20	$10,911	$11,475	$12,244
Mar 20	$8,631	$11,226	$10,718
Apr 20	$8,933	$11,436	$11,049
May 20	$9,815	$11,499	$11,670
Jun 20	$10,495	$11,602	$11,903
Jul 20	$10,987	$11,971	$12,303
Aug 20	$11,277	$11,932	$12,315
Sep 20	$11,060	$11,893	$12,078
Oct 20	$11,060	$11,881	$12,102
Nov 20	$11,561	$12,086	$12,668
Dec 20	$11,953	$12,236	$13,008
Jan 21	$11,872	$12,106	$12,869
Feb 21	$11,777	$11,865	$12,532
Mar 21	$11,534	$11,642	$12,280
Apr 21	$11,913	$11,786	$12,555
May 21	$12,102	$11,879	$12,778
Jun 21	$12,008	$11,801	$12,747
Jul 21	$11,886	$11,951	$12,746
Aug 21	$11,997	$11,901	$12,859
Sep 21	$11,683	$11,672	$12,504
Oct 21	$11,683	$11,640	$12,423
Nov 21	$11,441	$11,604	$12,139
Dec 21	$11,469	$11,576	$12,318
Jan 22	$11,312	$11,322	$12,142
Feb 22	$11,084	$11,181	$11,442
Mar 22	$11,013	$10,835	$11,303
Apr 22	$10,485	$10,245	$10,647
May 22	$10,542	$10,272	$10,743
Jun 22	$9,843	$9,946	$10,170
Jul 22	$10,128	$10,169	$10,332
Aug 22	$10,271	$9,763	$10,276
Sep 22	$9,658	$9,242	$9,699
Oct 22	$9,449	$9,176	$9,664
Nov 22	$10,391	$9,607	$10,375
Dec 22	$10,675	$9,648	$10,504
Jan 23	$11,258	$9,955	$10,896
Feb 23	$10,914	$9,632	$10,603
Mar 23	$11,078	$9,936	$10,872
Apr 23	$11,153	$9,986	$10,948
May 23	$11,063	$9,797	$10,831
Jun 23	$11,362	$9,798	$11,129
Jul 23	$11,557	$9,854	$11,395
Aug 23	$11,236	$9,726	$11,158
Sep 23	$10,986	$9,436	$10,825
Oct 23	$10,830	$9,317	$10,724
Nov 23	$11,439	$9,784	$11,310
Dec 23	$11,892	$10,191	$11,759
Jan 24	$11,767	$10,062	$11,610
Feb 24	$11,782	$9,929	$11,634
Mar 24	$11,876	$9,984	$11,753
Apr 24	$11,704	$9,726	$11,506
May 24	$11,892	$9,858	$11,703
Jun 24	$11,938	$9,877	$11,675
Jul 24	$12,157	$10,153	$11,917
Aug 24	$12,456	$10,388	$12,239
Sep 24	$12,859	$10,563	$12,559
Oct 24	$12,523	$10,208	$12,161
Nov 24	$12,439	$10,252	$12,199
Dec 24	$12,221	$10,022	$11,996

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	2.77%	2.18%	2.03%
50% GBI-EM 50% EMBI (5050EMB)	2.01%	(0.83)%	1.84%
ICE BofA Global Broad Market Plus Index (GBMP)	(1.66)%	(2.27)%	0.02%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$16,277,825
  Number of Portfolio Holdings102
  Portfolio Turnover Rate233%
  Advisory Fees Paid$20,611

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
71.6%
Energy
7.8%
Financials
4.2%
Real Estate
3.7%
Consumer Cyclicals
1.5%
Utilities
1.3%
Money Market Fund
5.9%
Other Investments
1.5%
Other assets less liabilities
2.5%
0
20
40
60
80

Value	Value	Value
Other assets less liabilities		2.5%
Other Investments		1.5%
Money Market Fund		5.9%
Utilities		1.3%
Consumer Cyclicals		1.5%
Real Estate		3.7%
Financials		4.2%
Energy		7.8%
Government		71.6%

Top Ten Holdings (% of Total Net Assets)

Invesco Treasury Portfolio - Institutional Class	5.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	3.7%
Mexican Bonos, 7.75%, 11/13/2042	3.6%
Petroleos Mexicanos, 7.69%, 1/23/2050	3.4%
Republic of South Africa Government Bond, 10.50%, 12/21/2026	3.2%
Thailand Government Bond, 3.39%, 6/17/2037	2.9%
Malaysia Government Bond, 2.63%, 4/15/2031	2.9%
Philippine Government International Bond, 6.25%, 1/14/2036	2.6%
Republic of South Africa Government Bond, 9.00%, 1/31/2040	2.5%
Bonos de la Tesoreria de la Republica de Chile, 4.70%, 9/1/2030	2.0%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck VIP Emerging Markets Fund

Initial Class

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$130	1.29%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and inconsistent growth across emerging markets economies weighed on returns in the fourth quarter of the 2024.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China, and overall had a negative return over the period.

  From a country perspective, Taiwan contributed the most to the Fund’s performance during the period, followed by Turkish and Chinese stocks. Brazil detracted the most from the Fund’s performance during the period, followed by South Korean and Mexican stocks.

  From a sector perspective, information technology stocks contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples stocks.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., MLP Saglik Hizmetleri AS and International Container Terminal Services, Inc.

  The leading individual detractors to performance were Samsung Electronics Co Ltd Pfd, JSL S.A. and Movida Participacoes SA.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Initial Class
M1EFIM
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$14,654 - M1EFIM
$11,281 - Initial Class

	Initial Class	M1EFIM
Dec 14	$10,000	$10,000
Jan 15	$9,961	$10,071
Feb 15	$10,247	$10,372
Mar 15	$10,141	$10,242
Apr 15	$10,960	$11,048
May 15	$10,763	$10,671
Jun 15	$10,493	$10,364
Jul 15	$9,961	$9,633
Aug 15	$8,838	$8,754
Sep 15	$8,511	$8,526
Oct 15	$9,051	$9,120
Nov 15	$9,035	$8,781
Dec 15	$8,601	$8,614
Jan 16	$7,774	$8,038
Feb 16	$7,583	$8,022
Mar 16	$8,461	$9,047
Apr 16	$8,577	$9,108
May 16	$8,519	$8,771
Jun 16	$8,717	$9,104
Jul 16	$9,057	$9,552
Aug 16	$9,313	$9,781
Sep 16	$9,413	$9,907
Oct 16	$9,313	$9,907
Nov 16	$8,742	$9,451
Dec 16	$8,610	$9,467
Jan 17	$9,077	$9,975
Feb 17	$9,251	$10,308
Mar 17	$9,676	$10,570
Apr 17	$10,258	$10,786
May 17	$10,666	$11,073
Jun 17	$10,824	$11,181
Jul 17	$11,514	$11,812
Aug 17	$11,872	$12,071
Sep 17	$11,955	$12,030
Oct 17	$12,413	$12,452
Nov 17	$12,488	$12,502
Dec 17	$13,003	$12,953
Jan 18	$13,936	$13,989
Feb 18	$13,352	$13,353
Mar 18	$13,194	$13,115
Apr 18	$12,760	$13,063
May 18	$12,552	$12,625
Jun 18	$11,926	$12,064
Jul 18	$11,926	$12,315
Aug 18	$11,159	$11,991
Sep 18	$10,784	$11,889
Oct 18	$9,741	$10,829
Nov 18	$10,300	$11,291
Dec 18	$9,950	$11,004
Jan 19	$10,994	$11,927
Feb 19	$11,200	$11,968
Mar 19	$11,500	$12,070
Apr 19	$12,032	$12,299
May 19	$11,243	$11,437
Jun 19	$12,153	$12,121
Jul 19	$12,058	$11,969
Aug 19	$11,741	$11,384
Sep 19	$11,895	$11,602
Oct 19	$12,221	$12,087
Nov 19	$12,376	$12,064
Dec 19	$12,994	$12,946
Jan 20	$12,650	$12,352
Feb 20	$12,238	$11,677
Mar 20	$9,629	$9,787
Apr 20	$10,642	$10,727
May 20	$11,131	$10,826
Jun 20	$12,092	$11,640
Jul 20	$12,788	$12,683
Aug 20	$13,287	$12,988
Sep 20	$13,061	$12,779
Oct 20	$13,449	$13,009
Nov 20	$14,522	$14,273
Dec 20	$15,235	$15,328
Jan 21	$15,948	$15,749
Feb 21	$16,029	$15,955
Mar 21	$15,334	$15,765
Apr 21	$15,776	$16,219
May 21	$15,776	$16,598
Jun 21	$15,912	$16,669
Jul 21	$14,919	$15,654
Aug 21	$15,292	$16,035
Sep 21	$14,611	$15,437
Oct 21	$14,658	$15,574
Nov 21	$13,688	$14,961
Dec 21	$13,427	$15,285
Jan 22	$12,718	$14,947
Feb 22	$11,618	$14,509
Mar 22	$11,059	$14,269
Apr 22	$10,285	$13,485
May 22	$10,359	$13,508
Jun 22	$9,716	$12,543
Jul 22	$10,070	$12,559
Aug 22	$9,932	$12,645
Sep 22	$8,812	$11,190
Oct 22	$8,964	$10,888
Nov 22	$10,353	$12,422
Dec 22	$10,154	$12,254
Jan 23	$11,146	$13,190
Feb 23	$10,364	$12,396
Mar 23	$10,399	$12,737
Apr 23	$10,376	$12,623
May 23	$10,143	$12,458
Jun 23	$10,528	$12,943
Jul 23	$11,205	$13,754
Aug 23	$10,832	$12,998
Sep 23	$10,360	$12,668
Oct 23	$9,900	$12,159
Nov 23	$10,832	$13,160
Dec 23	$11,147	$13,684
Jan 24	$10,844	$13,105
Feb 24	$11,389	$13,690
Mar 24	$11,667	$13,980
Apr 24	$11,667	$14,074
May 24	$12,006	$14,156
Jun 24	$12,127	$14,698
Jul 24	$12,042	$14,734
Aug 24	$12,241	$14,976
Sep 24	$12,548	$15,909
Oct 24	$12,069	$15,210
Nov 24	$11,675	$14,693
Dec 24	$11,281	$14,654

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	1.21%	(2.79)%	1.21%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	3.90%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$79,230,326
  Number of Portfolio Holdings72
  Portfolio Turnover Rate26%
  Advisory Fees Paid$951,631

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
26.0%
Financials
23.0%
Information Technology
16.5%
Industrials
12.4%
Real Estate
7.3%
Health Care
5.4%
Energy
4.2%
Communication Services
4.1%
Consumer Staples
2.2%
Liabilities in excess of other assets
(1.1)%
-5
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		(1.1)%
Consumer Staples		2.2%
Communication Services		4.1%
Energy		4.2%
Health Care		5.4%
Real Estate		7.3%
Industrials		12.4%
Information Technology		16.5%
Financials		23.0%
Consumer Discretionary		26.0%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
MercadoLibre, Inc.	5.8%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.5%
Bank of Georgia Group Plc	3.2%
Kaspi.kz JSC	3.1%
MLP Saglik Hizmetleri AS	2.8%
Phoenix Mills Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.3%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck VIP Emerging Markets Fund

Class S

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$157	1.57%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  Emerging markets equities had a positive return over the period, however headwinds including a stronger U.S. dollar, trade tension and inconsistent growth across emerging markets economies weighed on returns in the fourth quarter of the 2024.

  Relative to its benchmark, the MSCI Emerging Markets Investable Markets Index, the Fund underperformed due primarily to an overweight to Brazil and stock selection within India and China, and overall had a negative return over the period.

  From a country perspective, Taiwan contributed the most to the Fund’s performance during the period, followed by Turkish and Chinese stocks. Brazil detracted the most from the Fund’s performance during the period, followed by South Korean and Mexican stocks.

  From a sector perspective, information technology stocks contributed the most to the Fund’s performance during the period, followed by real estate and health care stocks. Industrials detracted the most from the Fund’s performance during the period, followed by consumer discretionary and consumer staples stocks.

  The leading individual contributors to performance were Taiwan Semiconductor Manufacturing Co., Ltd., MLP Saglik Hizmetleri AS and International Container Terminal Services, Inc.

  The leading individual detractors to performance were Samsung Electronics Co Ltd Pfd, JSL S.A. and Movida Participacoes SA.

How did the Fund perform since inception?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund since inception (5/2/2016).

Class S
M1EFIM
$20,000
$15,000
$10,000
$5,000
$0
May 16
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$16,173 - M1EFIM
$12,732 - Class S

	Class S	M1EFIM
May 16	$10,000	$10,000
May 16	$9,942	$9,680
Jun 16	$10,164	$10,047
Jul 16	$10,551	$10,542
Aug 16	$10,841	$10,794
Sep 16	$10,957	$10,934
Oct 16	$10,841	$10,934
Nov 16	$10,164	$10,430
Dec 16	$10,010	$10,447
Jan 17	$10,545	$11,008
Feb 17	$10,739	$11,376
Mar 17	$11,234	$11,665
Apr 17	$11,904	$11,904
May 17	$12,370	$12,220
Jun 17	$12,545	$12,339
Jul 17	$13,341	$13,036
Aug 17	$13,749	$13,322
Sep 17	$13,837	$13,276
Oct 17	$14,361	$13,742
Nov 17	$14,439	$13,798
Dec 17	$15,031	$14,295
Jan 18	$16,099	$15,439
Feb 18	$15,419	$14,737
Mar 18	$15,235	$14,474
Apr 18	$14,720	$14,416
May 18	$14,487	$13,933
Jun 18	$13,759	$13,314
Jul 18	$13,749	$13,591
Aug 18	$12,866	$13,233
Sep 18	$12,429	$13,120
Oct 18	$11,225	$11,951
Nov 18	$11,875	$12,461
Dec 18	$11,458	$12,144
Jan 19	$12,656	$13,163
Feb 19	$12,895	$13,208
Mar 19	$13,235	$13,320
Apr 19	$13,844	$13,573
May 19	$12,925	$12,622
Jun 19	$13,973	$13,377
Jul 19	$13,864	$13,209
Aug 19	$13,494	$12,563
Sep 19	$13,664	$12,804
Oct 19	$14,043	$13,339
Nov 19	$14,223	$13,313
Dec 19	$14,922	$14,288
Jan 20	$14,522	$13,632
Feb 20	$14,053	$12,887
Mar 20	$11,049	$10,801
Apr 20	$12,207	$11,839
May 20	$12,756	$11,948
Jun 20	$13,864	$12,846
Jul 20	$14,662	$13,997
Aug 20	$15,230	$14,333
Sep 20	$14,957	$14,103
Oct 20	$15,397	$14,357
Nov 20	$16,625	$15,752
Dec 20	$17,443	$16,916
Jan 21	$18,250	$17,381
Feb 21	$18,334	$17,608
Mar 21	$17,537	$17,399
Apr 21	$18,041	$17,899
May 21	$18,030	$18,318
Jun 21	$18,177	$18,396
Jul 21	$17,034	$17,276
Aug 21	$17,457	$17,697
Sep 21	$16,677	$17,036
Oct 21	$16,720	$17,187
Nov 21	$15,615	$16,511
Dec 21	$15,311	$16,869
Jan 22	$14,499	$16,495
Feb 22	$13,242	$16,012
Mar 22	$12,592	$15,748
Apr 22	$11,703	$14,883
May 22	$11,790	$14,908
Jun 22	$11,053	$13,843
Jul 22	$11,443	$13,860
Aug 22	$11,294	$13,955
Sep 22	$10,017	$12,350
Oct 22	$10,194	$12,016
Nov 22	$11,757	$13,709
Dec 22	$11,525	$13,523
Jan 23	$12,640	$14,556
Feb 23	$11,770	$13,680
Mar 23	$11,797	$14,056
Apr 23	$11,757	$13,930
May 23	$11,498	$13,748
Jun 23	$11,933	$14,284
Jul 23	$12,694	$15,179
Aug 23	$12,277	$14,344
Sep 23	$11,729	$13,981
Oct 23	$11,209	$13,419
Nov 23	$12,263	$14,523
Dec 23	$12,614	$15,102
Jan 24	$12,263	$14,463
Feb 24	$12,881	$15,109
Mar 24	$13,190	$15,429
Apr 24	$13,190	$15,533
May 24	$13,569	$15,622
Jun 24	$13,709	$16,221
Jul 24	$13,611	$16,261
Aug 24	$13,828	$16,527
Sep 24	$14,170	$17,558
Oct 24	$13,629	$16,786
Nov 24	$13,187	$16,216
Dec 24	$12,732	$16,173

Average Annual Total Returns

.	1 Year	5 Years	Life*
Class S	0.93%	(3.12)%	2.83%
MSCI Emerging Markets IMI Index (M1EFIM)	7.09%	2.51%	5.70%

* Inception of Fund: 5/2/16

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$79,230,326
  Number of Portfolio Holdings72
  Portfolio Turnover Rate26%
  Advisory Fees Paid$951,631

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(1.1)%
Consumer Staples		2.2%
Communication Services		4.1%
Energy		4.2%
Health Care		5.4%
Real Estate		7.3%
Industrials		12.4%
Information Technology		16.5%
Financials		23.0%
Consumer Discretionary		26.0%

Top Ten Holdings (% of Total Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
MercadoLibre, Inc.	5.8%
Prosus NV	5.0%
Reliance Industries Ltd.	4.2%
International Container Terminal Services, Inc.	3.5%
Bank of Georgia Group Plc	3.2%
Kaspi.kz JSC	3.1%
MLP Saglik Hizmetleri AS	2.8%
Phoenix Mills Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.3%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective May 1, 2024, Ola El-Shawarby became Portfolio Manager of the Fund.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck VIP Global Gold Fund

Class S

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck VIP Global Gold Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$156	1.45%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  During the period, gold prices reached all-time highs, driven by strong central bank buying, economic uncertainty, and elevated geopolitical risks.

  Although gold mining stocks collectively underperformed the metal stocks during the year, they still benefited significantly from expanded margins and attractive valuations.

  On an absolute basis, the Fund’s exposure to senior and major gold miners was the top contributor. Among senior and major miners, Agnico Eagle Mines and Kinross Gold were the strongest performers, benefiting from their low-cost, low-risk operating environments and consistently meeting or exceeding earnings expectations throughout the year.

  While the Fund’s junior and mid-tier miner positions were collectively additive for the year, two notable detractors were Bellevue Gold and Endeavour Mining. Junior miner Bellevue Gold faced delays in developing its first mine, while mid-tier miner Endeavour Mining grappled with unexpected management issues, missed growth targets, and heightened concerns about geopolitical risks.

  Relative to its benchmark, the NYSE Arca Gold Miners Index, the Fund’s security selection within mid-tier miners was the largest contributor to outperformance. While security selection within junior developers was strong, the Fund’s overweight position in this segment detracted.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class S
GDMNTR
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$24,183 - NDUEACWF
$20,969 - GDMNTR
$19,114 - Class S

	Class S	NDUEACWF	GDMNTR
Dec 14	$10,000	$10,000	$10,000
Jan 15	$11,220	$9,844	$12,035
Feb 15	$10,828	$10,392	$11,529
Mar 15	$9,512	$10,231	$9,936
Apr 15	$10,358	$10,528	$10,957
May 15	$10,358	$10,514	$10,641
Jun 15	$9,543	$10,266	$9,643
Jul 15	$7,741	$10,355	$7,478
Aug 15	$7,945	$9,646	$7,632
Sep 15	$7,616	$9,296	$7,457
Oct 15	$8,149	$10,026	$8,145
Nov 15	$7,490	$9,943	$7,452
Dec 15	$7,584	$9,764	$7,518
Jan 16	$7,370	$9,175	$7,768
Feb 16	$9,595	$9,112	$10,570
Mar 16	$10,305	$9,787	$10,991
Apr 16	$13,619	$9,931	$14,077
May 16	$12,025	$9,944	$12,397
Jun 16	$14,692	$9,884	$15,215
Jul 16	$16,144	$10,310	$16,746
Aug 16	$13,666	$10,344	$14,015
Sep 16	$14,519	$10,408	$14,542
Oct 16	$13,461	$10,231	$13,479
Nov 16	$11,141	$10,309	$11,469
Dec 16	$11,220	$10,531	$11,595
Jan 17	$12,937	$10,819	$13,182
Feb 17	$12,426	$11,123	$12,664
Mar 17	$12,393	$11,259	$12,580
Apr 17	$11,932	$11,434	$12,334
May 17	$12,097	$11,687	$12,566
Jun 17	$12,311	$11,740	$12,205
Jul 17	$12,361	$12,068	$12,639
Aug 17	$13,218	$12,114	$13,628
Sep 17	$12,361	$12,348	$12,732
Oct 17	$11,668	$12,605	$12,468
Nov 17	$11,668	$12,849	$12,436
Dec 17	$12,525	$13,056	$13,003
Jan 18	$12,646	$13,793	$13,257
Feb 18	$11,511	$13,213	$11,941
Mar 18	$11,748	$12,931	$12,276
Apr 18	$11,901	$13,054	$12,483
May 18	$11,952	$13,070	$12,501
Jun 18	$11,850	$13,000	$12,468
Jul 18	$11,376	$13,392	$11,918
Aug 18	$10,022	$13,497	$10,421
Sep 18	$9,785	$13,555	$10,390
Oct 18	$9,666	$12,540	$10,591
Nov 18	$9,456	$12,723	$10,720
Dec 18	$10,559	$11,827	$11,875
Jan 19	$11,425	$12,761	$12,763
Feb 19	$11,459	$13,102	$12,558
Mar 19	$11,187	$13,267	$12,652
Apr 19	$10,474	$13,715	$11,787
May 19	$10,966	$12,901	$12,149
Jun 19	$12,885	$13,746	$14,466
Jul 19	$13,479	$13,786	$15,127
Aug 19	$14,871	$13,459	$16,881
Sep 19	$13,343	$13,742	$15,191
Oct 19	$13,818	$14,119	$15,848
Nov 19	$13,071	$14,463	$15,299
Dec 19	$14,650	$14,973	$16,731
Jan 20	$14,667	$14,807	$16,491
Feb 20	$13,275	$13,611	$15,150
Mar 20	$11,340	$11,774	$13,383
Apr 20	$16,178	$13,035	$18,554
May 20	$17,672	$13,602	$19,597
Jun 20	$19,556	$14,036	$20,848
Jul 20	$22,731	$14,779	$24,528
Aug 20	$22,534	$15,683	$24,125
Sep 20	$21,352	$15,178	$22,369
Oct 20	$20,413	$14,809	$21,430
Nov 20	$19,057	$16,634	$19,790
Dec 20	$20,309	$17,406	$20,694
Jan 21	$18,848	$17,327	$19,904
Feb 21	$16,553	$17,729	$17,990
Mar 21	$16,849	$18,202	$18,615
Apr 21	$18,135	$18,998	$19,778
May 21	$20,656	$19,294	$22,608
Jun 21	$17,927	$19,548	$19,536
Jul 21	$18,326	$19,682	$20,138
Aug 21	$17,344	$20,175	$18,798
Sep 21	$15,809	$19,342	$16,960
Oct 21	$17,165	$20,329	$18,296
Nov 21	$17,125	$19,839	$18,355
Dec 21	$17,464	$20,633	$18,754
Jan 22	$16,327	$19,620	$17,692
Feb 22	$18,042	$19,113	$20,206
Mar 22	$19,776	$19,527	$22,503
Apr 22	$18,062	$17,964	$20,662
May 22	$16,347	$17,985	$18,731
Jun 22	$14,134	$16,469	$16,146
Jul 22	$13,975	$17,619	$15,398
Aug 22	$12,858	$16,970	$14,045
Sep 22	$12,759	$15,346	$14,106
Oct 22	$12,559	$16,272	$14,236
Nov 22	$14,932	$17,534	$16,946
Dec 22	$15,131	$16,844	$17,136
Jan 23	$16,766	$18,051	$19,087
Feb 23	$14,533	$17,534	$16,360
Mar 23	$16,746	$18,075	$19,416
Apr 23	$17,484	$18,334	$20,122
May 23	$16,307	$18,138	$18,400
Jun 23	$15,948	$19,191	$17,945
Jul 23	$16,407	$19,894	$18,759
Aug 23	$15,729	$19,338	$17,590
Sep 23	$14,174	$18,538	$16,160
Oct 23	$14,792	$17,981	$16,833
Nov 23	$16,626	$19,640	$18,734
Dec 23	$16,706	$20,584	$18,953
Jan 24	$15,211	$20,704	$17,090
Feb 24	$14,294	$21,593	$16,047
Mar 24	$16,945	$22,271	$19,194
Apr 24	$17,523	$21,536	$20,367
May 24	$18,799	$22,411	$21,586
Jun 24	$18,042	$22,910	$20,786
Jul 24	$19,756	$23,279	$23,054
Aug 24	$20,159	$23,870	$23,617
Sep 24	$20,999	$24,425	$24,342
Oct 24	$22,125	$23,877	$24,688
Nov 24	$20,650	$24,770	$22,937
Dec 24	$19,114	$24,183	$20,969

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	14.41%	5.46%	6.69%
NYSE Arca Gold Miners Index (GDMNTR)	10.64%	4.62%	7.69%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$57,661,361
  Number of Portfolio Holdings45
  Portfolio Turnover Rate44%
  Advisory Fees Paid$368,532

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
91.1%
Silver
7.1%
Copper
1.4%
Other Investments
1.6%
Liabilities in excess of other assets
(1.2)%
-20
0
20
40
60
80
100

Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Other Investments		1.6%
Copper		1.4%
Silver		7.1%
Gold		91.1%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.3%
Agnico Eagle Mines Ltd.	6.8%
Kinross Gold Corp.	5.8%
G Mining Ventures Corp.	5.2%
Osisko Gold Royalties Ltd.	4.8%
Pan American Silver Corp.	4.8%
SPDR Gold MiniShares Trust	4.7%
Wheaton Precious Metals Corp.	4.2%
Newmont Corp.	4.1%
Lundin Gold, Inc.	3.7%

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck VIP Global Resources Fund

Initial Class

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$107	1.09%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova, and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina, and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Initial Class
SPGNRUN
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$24,183 - NDUEACWF
$15,729 - SPGNRUN
$10,851 - Initial Class
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24

	Initial Class	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,624	$9,844	$9,736
Feb 15	$10,291	$10,392	$10,413
Mar 15	$10,066	$10,231	$9,726
Apr 15	$10,985	$10,528	$10,395
May 15	$10,366	$10,514	$10,226
Jun 15	$9,837	$10,266	$9,716
Jul 15	$8,552	$10,355	$9,027
Aug 15	$8,055	$9,646	$8,330
Sep 15	$7,117	$9,296	$7,517
Oct 15	$7,819	$10,026	$8,255
Nov 15	$7,476	$9,943	$7,954
Dec 15	$6,655	$9,764	$7,550
Jan 16	$6,395	$9,175	$7,012
Feb 16	$6,613	$9,112	$7,510
Mar 16	$7,385	$9,787	$8,238
Apr 16	$8,507	$9,931	$9,151
May 16	$8,182	$9,944	$8,616
Jun 16	$8,542	$9,884	$8,796
Jul 16	$8,772	$10,310	$9,186
Aug 16	$8,796	$10,344	$9,120
Sep 16	$9,172	$10,408	$9,312
Oct 16	$8,867	$10,231	$9,319
Nov 16	$9,838	$10,309	$9,644
Dec 16	$9,564	$10,531	$9,925
Jan 17	$9,925	$10,819	$10,368
Feb 17	$9,355	$11,123	$10,219
Mar 17	$9,240	$11,259	$10,200
Apr 17	$8,752	$11,434	$10,143
May 17	$8,336	$11,687	$10,092
Jun 17	$8,039	$11,740	$10,089
Jul 17	$8,578	$12,068	$10,683
Aug 17	$8,261	$12,114	$10,828
Sep 17	$8,728	$12,348	$11,161
Oct 17	$8,487	$12,605	$11,404
Nov 17	$8,618	$12,849	$11,458
Dec 17	$9,402	$13,056	$12,107
Jan 18	$9,624	$13,793	$12,741
Feb 18	$8,970	$13,213	$12,087
Mar 18	$8,935	$12,931	$11,891
Apr 18	$9,465	$13,054	$12,479
May 18	$9,517	$13,070	$12,654
Jun 18	$9,347	$13,000	$12,517
Jul 18	$9,228	$13,392	$12,646
Aug 18	$8,538	$13,497	$12,232
Sep 18	$8,796	$13,555	$12,663
Oct 18	$7,916	$12,540	$11,510
Nov 18	$7,453	$12,723	$11,093
Dec 18	$6,743	$11,827	$10,523
Jan 19	$7,512	$12,761	$11,536
Feb 19	$7,449	$13,102	$11,700
Mar 19	$7,627	$13,267	$11,809
Apr 19	$7,714	$13,715	$11,806
May 19	$6,878	$12,901	$10,886
Jun 19	$7,587	$13,746	$11,938
Jul 19	$7,263	$13,786	$11,642
Aug 19	$6,942	$13,459	$10,884
Sep 19	$6,938	$13,742	$11,200
Oct 19	$6,878	$14,119	$11,397
Nov 19	$6,874	$14,463	$11,569
Dec 19	$7,544	$14,973	$12,250
Jan 20	$6,835	$14,807	$11,316
Feb 20	$6,256	$13,611	$10,035
Mar 20	$4,564	$11,774	$8,209
Apr 20	$5,618	$13,035	$9,338
May 20	$5,836	$13,602	$9,672
Jun 20	$6,042	$14,036	$9,865
Jul 20	$6,799	$14,779	$10,204
Aug 20	$7,359	$15,683	$10,601
Sep 20	$7,271	$15,178	$10,058
Oct 20	$7,159	$14,809	$9,724
Nov 20	$8,142	$16,634	$11,427
Dec 20	$8,986	$17,406	$12,244
Jan 21	$9,233	$17,327	$12,288
Feb 21	$10,021	$17,729	$13,383
Mar 21	$9,949	$18,202	$13,664
Apr 21	$10,325	$18,998	$14,226
May 21	$10,700	$19,294	$14,979
Jun 21	$10,720	$19,548	$14,636
Jul 21	$10,213	$19,682	$14,583
Aug 21	$10,051	$20,175	$14,366
Sep 21	$9,963	$19,342	$14,212
Oct 21	$10,898	$20,329	$14,892
Nov 21	$10,429	$19,839	$14,216
Dec 21	$10,686	$20,633	$15,232
Jan 22	$10,585	$19,620	$15,811
Feb 22	$11,766	$19,113	$16,537
Mar 22	$13,027	$19,527	$17,758
Apr 22	$12,007	$17,964	$16,981
May 22	$12,870	$17,985	$17,770
Jun 22	$10,593	$16,469	$14,968
Jul 22	$11,400	$17,619	$15,494
Aug 22	$11,680	$16,970	$15,587
Sep 22	$10,611	$15,346	$14,259
Oct 22	$11,941	$16,272	$15,695
Nov 22	$12,553	$17,534	$17,224
Dec 22	$11,582	$16,844	$16,693
Jan 23	$12,268	$18,051	$17,948
Feb 23	$11,342	$17,534	$16,957
Mar 23	$11,223	$18,075	$16,760
Apr 23	$11,093	$18,334	$16,719
May 23	$10,167	$18,138	$15,133
Jun 23	$10,966	$19,191	$16,111
Jul 23	$11,827	$19,894	$17,349
Aug 23	$11,436	$19,338	$16,752
Sep 23	$11,230	$18,538	$16,683
Oct 23	$10,512	$17,981	$15,845
Nov 23	$10,739	$19,640	$16,623
Dec 23	$11,167	$20,584	$17,257
Jan 24	$10,327	$20,704	$16,337
Feb 24	$10,483	$21,593	$16,263
Mar 24	$11,470	$22,271	$17,602
Apr 24	$11,617	$21,536	$17,588
May 24	$12,163	$22,411	$18,064
Jun 24	$11,654	$22,910	$17,263
Jul 24	$11,932	$23,279	$17,501
Aug 24	$11,791	$23,870	$17,474
Sep 24	$11,803	$24,425	$17,852
Oct 24	$11,579	$23,877	$17,052
Nov 24	$11,816	$24,770	$16,924
Dec 24	$10,851	$24,183	$15,729

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Initial Class	(2.83)%	7.54%	0.82%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$254,921,181
  Number of Portfolio Holdings69
  Portfolio Turnover Rate57%
  Advisory Fees Paid$2,844,179

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas
33.9%
Base & Industrial Metals
20.6%
Agriculture
15.6%
Gold & Precious Metals
12.2%
Renewables & Alternatives
8.0%
Paper & Forest
6.0%
Industrials & Utilities
2.8%
Money Market Fund
1.2%
Liabilities in excess of other assets
(0.3)%
-5
0
5
10
15
20
25
30
35
40

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Money Market Fund		1.2%
Industrials & Utilities		2.8%
Paper & Forest		6.0%
Renewables & Alternatives		8.0%
Gold & Precious Metals		12.2%
Agriculture		15.6%
Base & Industrial Metals		20.6%
Oil & Gas		33.9%

Top Ten Holdings (% of Total Net Assets)

Shell Plc	4.8%
Exxon Mobil Corp.	4.8%
Freeport-McMoRan, Inc.	3.1%
TotalEnergies SE	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.3%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $500 million of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

VanEck VIP Global Resources Fund

Class S

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the VanEck VIP Global Resources Fund (the "Fund") for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$131	1.33%
Footnote	Description
Footnote*	Does not include insurance/annuity fees and expenses

How did the Fund perform last year?

  During the period, China’s weak recovery efforts, coupled with a more subdued global growth outlook and anticipation of higher tariffs from the incoming administration, weighed on commodities and resource equities, particularly in the final months of the year.

  On an absolute basis, the Fund’s exposure to Base & Industrial Metals companies was the largest detractor, as copper and steel prices were significantly impacted by the weaker-than-expected effects of China’s record stimulus measures and the potential for fewer rate cuts in the U.S. in 2025. Renewables & Alternatives also detracted, as the higher interest rate environment continued to weigh on borrowing and operational costs for emerging developers in the sector.

  The largest detractors on an individual security basis were diversified metals miner Glencore, residential solar provider Sunnova, and iron ore producer Vale.

  Collectively, the Fund’s largest contributors were positions in Oil & Gas, which benefited from relatively stable oil prices and ongoing capital discipline, as well as Gold & Precious Metals companies, which gained from margin expansion amid record-high gold prices.

  On an individual security basis, the largest contributors included chicken producer Pilgrim's Pride, integrated oil company PetroChina, and gold major Kinross Gold.

  Relative to the benchmark, the S&P Global Natural Resources Index, the Fund outperformed due to strong security selection within Oil & Gas and Agriculture. Overweight positioning and security selection within Gold & Precious Metals also contributed positively.

How did the Fund perform over the past 10 years?

Cumulative Performance Based on $10,000 Investment

This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 years.

Class S
SPGNRUN
NDUEACWF
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec 14
Dec 15
Dec 16
Dec 17
Dec 18
Dec 19
Dec 20
Dec 21
Dec 22
Dec 23
Dec 24
$24,183 - NDUEACWF
$15,729 - SPGNRUN
$10,587 - Class S

	Class S	NDUEACWF	SPGNRUN
Dec 14	$10,000	$10,000	$10,000
Jan 15	$9,625	$9,844	$9,736
Feb 15	$10,291	$10,392	$10,413
Mar 15	$10,064	$10,231	$9,726
Apr 15	$10,977	$10,528	$10,395
May 15	$10,356	$10,514	$10,226
Jun 15	$9,824	$10,266	$9,716
Jul 15	$8,541	$10,355	$9,027
Aug 15	$8,046	$9,646	$8,330
Sep 15	$7,108	$9,296	$7,517
Oct 15	$7,803	$10,026	$8,255
Nov 15	$7,462	$9,943	$7,954
Dec 15	$6,638	$9,764	$7,550
Jan 16	$6,377	$9,175	$7,012
Feb 16	$6,594	$9,112	$7,510
Mar 16	$7,365	$9,787	$8,238
Apr 16	$8,479	$9,931	$9,151
May 16	$8,152	$9,944	$8,616
Jun 16	$8,511	$9,884	$8,796
Jul 16	$8,740	$10,310	$9,186
Aug 16	$8,760	$10,344	$9,120
Sep 16	$9,135	$10,408	$9,312
Oct 16	$8,829	$10,231	$9,319
Nov 16	$9,792	$10,309	$9,644
Dec 16	$9,519	$10,531	$9,925
Jan 17	$9,878	$10,819	$10,368
Feb 17	$9,307	$11,123	$10,219
Mar 17	$9,193	$11,259	$10,200
Apr 17	$8,703	$11,434	$10,143
May 17	$8,287	$11,687	$10,092
Jun 17	$7,989	$11,740	$10,089
Jul 17	$8,523	$12,068	$10,683
Aug 17	$8,209	$12,114	$10,828
Sep 17	$8,670	$12,348	$11,161
Oct 17	$8,430	$12,605	$11,404
Nov 17	$8,556	$12,849	$11,458
Dec 17	$9,331	$13,056	$12,107
Jan 18	$9,552	$13,793	$12,741
Feb 18	$8,903	$13,213	$12,087
Mar 18	$8,862	$12,931	$11,891
Apr 18	$9,388	$13,054	$12,479
May 18	$9,437	$13,070	$12,654
Jun 18	$9,266	$13,000	$12,517
Jul 18	$9,144	$13,392	$12,646
Aug 18	$8,462	$13,497	$12,232
Sep 18	$8,715	$13,555	$12,663
Oct 18	$7,842	$12,540	$11,510
Nov 18	$7,381	$12,723	$11,093
Dec 18	$6,679	$11,827	$10,523
Jan 19	$7,434	$12,761	$11,536
Feb 19	$7,373	$13,102	$11,700
Mar 19	$7,548	$13,267	$11,809
Apr 19	$7,634	$13,715	$11,806
May 19	$6,806	$12,901	$10,886
Jun 19	$7,507	$13,746	$11,938
Jul 19	$7,181	$13,786	$11,642
Aug 19	$6,863	$13,459	$10,884
Sep 19	$6,859	$13,742	$11,200
Oct 19	$6,793	$14,119	$11,397
Nov 19	$6,793	$14,463	$11,569
Dec 19	$7,450	$14,973	$12,250
Jan 20	$6,749	$14,807	$11,316
Feb 20	$6,177	$13,611	$10,035
Mar 20	$4,504	$11,774	$8,209
Apr 20	$5,545	$13,035	$9,338
May 20	$5,757	$13,602	$9,672
Jun 20	$5,961	$14,036	$9,865
Jul 20	$6,704	$14,779	$10,204
Aug 20	$7,259	$15,683	$10,601
Sep 20	$7,169	$15,178	$10,058
Oct 20	$7,058	$14,809	$9,724
Nov 20	$8,027	$16,634	$11,427
Dec 20	$8,853	$17,406	$12,244
Jan 21	$9,095	$17,327	$12,288
Feb 21	$9,872	$17,729	$13,383
Mar 21	$9,798	$18,202	$13,664
Apr 21	$10,164	$18,998	$14,226
May 21	$10,533	$19,294	$14,979
Jun 21	$10,550	$19,548	$14,636
Jul 21	$10,049	$19,682	$14,583
Aug 21	$9,888	$20,175	$14,366
Sep 21	$9,802	$19,342	$14,212
Oct 21	$10,717	$20,329	$14,892
Nov 21	$10,251	$19,839	$14,216
Dec 21	$10,506	$20,633	$15,232
Jan 22	$10,403	$19,620	$15,811
Feb 22	$11,562	$19,113	$16,537
Mar 22	$12,798	$19,527	$17,758
Apr 22	$11,792	$17,964	$16,981
May 22	$12,642	$17,985	$17,770
Jun 22	$10,399	$16,469	$14,968
Jul 22	$11,191	$17,619	$15,494
Aug 22	$11,464	$16,970	$15,587
Sep 22	$10,410	$15,346	$14,259
Oct 22	$11,711	$16,272	$15,695
Nov 22	$12,313	$17,534	$17,224
Dec 22	$11,360	$16,844	$16,693
Jan 23	$12,029	$18,051	$17,948
Feb 23	$11,117	$17,534	$16,957
Mar 23	$10,996	$18,075	$16,760
Apr 23	$10,870	$18,334	$16,719
May 23	$9,959	$18,138	$15,133
Jun 23	$10,741	$19,191	$16,111
Jul 23	$11,581	$19,894	$17,349
Aug 23	$11,195	$19,338	$16,752
Sep 23	$10,993	$18,538	$16,683
Oct 23	$10,288	$17,981	$15,845
Nov 23	$10,507	$19,640	$16,623
Dec 23	$10,924	$20,584	$17,257
Jan 24	$10,103	$20,704	$16,337
Feb 24	$10,249	$21,593	$16,263
Mar 24	$11,216	$22,271	$17,602
Apr 24	$11,354	$21,536	$17,588
May 24	$11,886	$22,411	$18,064
Jun 24	$11,388	$22,910	$17,263
Jul 24	$11,659	$23,279	$17,501
Aug 24	$11,515	$23,870	$17,474
Sep 24	$11,524	$24,425	$17,852
Oct 24	$11,304	$23,877	$17,052
Nov 24	$11,533	$24,770	$16,924
Dec 24	$10,587	$24,183	$15,729

Average Annual Total Returns

.	1 Year	5 Years	10 Years
Class S	(3.09)%	7.28%	0.57%
S&P Global Natural Resources Index (SPGNRUN)	(8.85)%	5.13%	4.63%
MSCI ACWI Index (NDUEACWF)	17.49%	10.06%	9.23%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment returns and value of the shares of the Fund will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Individual performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Fund is only available as an option under various insurance contracts issued by life insurance and annuity companies. These contracts offer life and tax benefits to the beneficial owners of the Fund. The insurance or annuity company charges, fees and expenses for these benefits are not included in Fund performance. A review of the particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

Index returns are not Fund returns and do not reflect any management fees or brokerage expenses. Certain indices may take into account withholding taxes. Investors can not invest directly in an index. Indices are unmanaged and returns include the reinvestment of all dividends.

Key Fund Statistics

  Total Net Assets$254,921,181
  Number of Portfolio Holdings69
  Portfolio Turnover Rate57%
  Advisory Fees Paid$2,844,179

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.3)%
Money Market Fund		1.2%
Industrials & Utilities		2.8%
Paper & Forest		6.0%
Renewables & Alternatives		8.0%
Gold & Precious Metals		12.2%
Agriculture		15.6%
Base & Industrial Metals		20.6%
Oil & Gas		33.9%

Top Ten Holdings (% of Total Net Assets)

Shell Plc	4.8%
Exxon Mobil Corp.	4.8%
Freeport-McMoRan, Inc.	3.1%
TotalEnergies SE	3.0%
Glencore Plc	3.0%
JBS S/A	3.0%
Anglo American Plc	2.8%
Corteva, Inc.	2.7%
Chevron Corp.	2.5%
MasTec, Inc.	2.3%

Material Fund Changes

The following material fund change occurred during the period ended December 31, 2024:

Effective July 1, 2024, Van Eck Associates Corporation, the investment adviser to the Fund (the “Adviser”) lowered the management fee for the Fund from 1.00% to 0.95% of the first $500 million of average daily net assets of the Fund. As such, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the first $500 million of the Fund’s average daily net assets, 0.90% of the next $250 million of the Fund’s average daily net assets and 0.70% of the Fund’s average daily net assets in excess of $750 million. This includes the fee paid to the Adviser for accounting and administrative services.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your insurance company if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation 666 Third Avenue New York, NY 10017
Account Assistance:	800.544.4653

Item 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	The Registrant’s code of ethics is reasonably described in this Form N-CSR.

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Jayesh Bhansali, a member of the Audit Committee, is “audit committee financial expert” and “independent” as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and 4(g) are for the Funds of the Registrant for which the fiscal year end is December 31.

(a)

Audit Fees. The aggregate Audit Fees of PricewaterhouseCoopers LLP for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023, were $107,100 and $107,100, respectively.

(b)	Audit-Related Fees. Not applicable.

(c)	Tax Fees. The aggregate Tax Fees of PricewaterhouseCoopers LLP for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended December 31, 2024 and December 31, 2023, were $32,550 and $32,550, respectively.

(d)	All Other Fees

None.

(e)	The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)	Not applicable.

(g)	Non-audit fees. The aggregate non-audit fees of PricewaterhouseCoopers LLP for professional services rendered and billed to the registrant’s investment adviser, and entities controlled by, or under common control with the adviser that provide ongoing services to the registrant for the fiscal years ended December 31, 2024 and December 31, 2023, were $321,927 and $47,365 respectively.

(h)	The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entities controlled by, or under common control with the investment adviser that provide ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of four Independent Trustees. Jayesh Bhansali, Jon Lukomnik, Jane Pigott and R. Alastair Short currently serve as members of the Audit Committee. Mr. Bhansali is the Chairman of the Audit Committee.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

This page is intentionally left blank.

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

		Par (000’s	)	Value
CORPORATE BONDS: 21.1%
Argentina: 0.8%
YPF SA Reg S 7.00%, 12/15/47	USD	140		$123,987

Bahrain: 1.0%
CBB International Sukuk Programme Co. WLL 144A 5.88%, 06/05/32	USD	166		164,442

China: 1.0%
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29 †	USD	218		163,960

Colombia: 1.8%
Ecopetrol SA
8.38%, 01/19/36	USD	148		142,853
8.88%, 01/13/33	USD	146		148,886
				291,739
Guyana: 0.3%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	42		42,420

Hong Kong: 3.5%
Fortune Star BVI Ltd. Reg S 5.05%, 01/27/27	USD	95		89,359
NWD MTN Ltd. Reg S 4.12%, 07/18/29	USD	230		139,878
RKPF Overseas 2020 A Ltd. Reg S 5.12%, 01/26/30	USD	79		32,630
Shui On Development Holding Ltd. Reg S 5.50%, 06/29/26	USD	173		145,643
Vanke Real Estate Hong Kong Co. Ltd. Reg S 3.98%, 11/09/27	USD	308		154,903
				562,413
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	107		108,597

Kazakhstan: 0.4%
Development Bank of Kazakhstan JSC 144A 13.49%, 05/23/28	KZT	38,000		69,659

Luxembourg: 1.5%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	137		141,761
Puma International Financing SA 144A 7.75%, 04/25/29	USD	107		108,816
				250,577
Mexico: 3.4%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	120		1,050
Petroleos Mexicanos
		Par (000’s	)	Value
Mexico (continued)
7.69%, 01/23/50	USD	733		$553,569
				554,619
Oman: 0.5%
EDO Sukuk Ltd. 144A 5.88%, 09/21/33	USD	86		87,698

Peru: 1.0%
Petroleos del Peru SA Reg S 4.75%, 06/19/32	USD	219		165,841

Spain: 1.3%
Instituto de Credito Oficial Reg S 27.25%, 01/25/34	TRY	8,780		210,798

Tanzania: 0.1%
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	22		22,420

Thailand: 0.8%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	130		126,519

Turkey: 0.6%
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	89		89,791

United Kingdom: 1.8%
CK Hutchison Europe Finance 21 Ltd. Reg S 1.00%, 11/02/33	EUR	191		160,440
WE Soda Investments Holding Plc Reg S 9.50%, 10/06/28	USD	128		131,776
				292,216
United States: 0.6%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	119		104,627

Total Corporate Bonds (Cost: $3,539,439)				3,432,323

GOVERNMENT OBLIGATIONS: 70.6%
Angola: 0.5%
Angolan Government International Bond 144A 9.38%, 05/08/48 †	USD	103		84,738

Bahamas: 0.7%
Bahamas Government International Bond Reg S 6.00%, 11/21/28	USD	117		112,028

Barbados: 0.5%
Barbados Government International Bond Reg S 6.50%, 10/01/29	USD	83		81,506

See Notes to Financial Statements

2

		Par (000’s	)	Value
Benin: 0.1%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	8		$7,561

Brazil: 3.7%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/27	BRL	4,149		609,454

Cameroon: 0.2%
Republic of Cameroon International Bond Reg S 9.50%, 11/19/25	USD	37		37,182

Chile: 3.7%
Bonos de la Tesoreria de la Republica de Chile 144A Reg S
4.70%, 09/01/30	CLP	340,000		323,595
5.00%, 10/01/28	CLP	160,000		156,461
Bonos de la Tesoreria de la Republica en pesos 144A Reg S 6.00%, 04/01/33	CLP	115,000		116,199
				596,255
Colombia: 1.8%
Colombian TES 11.50%, 07/25/46	COP	1,400,000		288,584

Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61		61,534

Czech Republic: 3.0%
Czech Republic Government Bond
2.00%, 10/13/33	CZK	7,860		273,166
4.90%, 04/14/34	CZK	1,830		79,570
Czech Republic Government Bond Reg S
1.00%, 06/26/26	CZK	1,300		51,446
2.40%, 09/17/25	CZK	2,070		84,521
				488,703
Democratic Republic of the Congo: 1.7%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	321		274,627

Dominican Republic: 0.5%
Dominican Republic International Bond Reg S 6.60%, 06/01/36 †	USD	89		88,510

Ecuador: 1.8%
Ecuador Government International Bond Reg S
5.50%, 07/31/35 (s)	USD	383		218,582
6.90%, 07/31/30 (s)	USD	104		72,763
				291,345
El Salvador: 0.3%
El Salvador Government International Bond 144A
		Par (000’s	)	Value
El Salvador (continued)
0.25%, 04/17/30	USD	82		$1,624
El Salvador Government International Bond Reg S 7.62%, 02/01/41	USD	55		51,253
				52,877
Gabon: 0.1%
Gabon Government International Bond 144A 7.00%, 11/24/31	USD	22		16,413

Guatemala: 0.3%
Guatemala Government Bond Reg S 4.65%, 10/07/41	USD	71		54,697

Honduras: 0.4%
Honduras Government International Bond 144A 8.62%, 11/27/34	USD	43		42,774
Honduras Government International Bond Reg S 6.25%, 01/19/27	USD	22		21,392
				64,166
Hungary: 2.8%
Hungary Government Bond
3.00%, 08/21/30	HUF	36,200		77,965
7.00%, 10/24/35 †	HUF	64,000		166,444
9.50%, 10/21/26	HUF	76,580		203,535
				447,944
Indonesia: 4.4%
Indonesia Treasury Bond
6.38%, 04/15/32	IDR	4,359,000		260,660
6.62%, 02/15/34	IDR	2,730,000		165,346
6.75%, 07/15/35	IDR	2,707,000		165,218
7.00%, 09/15/30	IDR	1,886,000		117,048
				708,272
Israel: 0.7%
Israel Government International Bond 4.12%, 01/17/48 †	USD	157		119,791

Ivory Coast: 0.1%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	16		15,397

Jamaica: 0.1%
Jamaica Government International Bond 7.62%, 07/09/25	USD	21		21,584

Kenya: 0.4%
Republic of Kenya Government International Bond 144A 6.30%, 01/23/34	USD	89		70,258

Malaysia: 4.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR	2,235		468,325
4.89%, 06/08/38	MYR	1,063		260,246
				728,571

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(continued)

		Par (000’s	)	Value
Mexico: 4.9%
Mexican Bonos
7.75%, 11/13/42	MXN	15,670		$577,149
8.00%, 07/31/53	MXN	5,900		214,822
				791,971
Morocco: 0.3%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	53		49,175

Nigeria: 1.5%
Nigeria Government International Bond Reg S 8.25%, 09/28/51	USD	314		251,011

Oman: 0.1%
Oman Government International Bond 144A 6.75%, 01/17/48 †	USD	12		12,185

Papua New Guinea: 0.5%
Papua New Guinea Government International Bond Reg S 8.38%, 10/04/28	USD	82		81,382

Philippines: 2.6%
Philippine Government International Bond 6.25%, 01/14/36	PHP	24,547		424,273

Poland: 3.0%
Republic of Poland Government Bond
1.75%, 04/25/32	PLN	834		155,163
4.75%, 07/25/29	PLN	713		167,219
6.00%, 10/25/33	PLN	660		161,904
				484,286
Qatar: 1.2%
Qatar Government International Bond Reg S 5.10%, 04/23/48	USD	211		200,573

Saudi Arabia: 1.5%
Saudi Government International Bond Reg S 3.75%, 01/21/55	USD	369		245,653

Senegal: 0.1%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	20		16,039

Singapore: 0.3%
Singapore Government Bond 3.38%, 09/01/33	SGD	71		54,041

South Africa: 6.8%
Republic of South Africa Government Bond
8.75%, 01/31/44	ZAR	3,867		166,275
9.00%, 01/31/40	ZAR	9,097		410,625
10.50%, 12/21/26	ZAR	9,462		522,259
				1,099,159
		Par (000’s	)	Value
South Korea: 1.0%
Korea Treasury Bond 4.12%, 12/10/33	KRW	212,000		$156,267

Sri Lanka: 2.5%
Sri Lanka Government International Bond 144A
3.10%, 01/15/30 (s)	USD	64		53,307
3.35%, 03/15/33 (s)	USD	126		95,906
3.60%, 06/15/35 (s)	USD	85		61,671
3.60%, 05/15/36 (s)	USD	59		45,015
3.60%, 02/15/38 (s)	USD	118		90,517
4.00%, 04/15/28	USD	72		68,024
				414,440
Thailand: 4.1%
Thailand Government Bond
1.58%, 12/17/35	THB	6,907		188,579
3.39%, 06/17/37	THB	14,774		477,216
				665,795
Turkey: 1.8%
Turkiye Government Bond 31.08%, 11/08/28	TRY	10,339		289,297

Uganda: 0.5%
Republic of Uganda Government Bonds 14.38%, 02/03/33	UGX	330,000		82,021

United Arab Emirates: 1.5%
UAE International Government Bond Reg S 4.95%, 07/07/52	USD	264		242,210

Uruguay: 1.4%
Uruguay Government International Bond 9.75%, 07/20/33	UYU	6,725		154,014
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,421		76,756
				230,770
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	40		32,966

Zambia: 2.1%
Zambia Government Bond
13.00%, 01/25/31	ZMW	8,834		235,161
13.00%, 12/27/31	ZMW	1,120		28,713
14.00%, 05/31/36	ZMW	2,735		64,985
Zambia Government Bond Reg S 13.00%, 09/20/31	ZMW	315		8,163
				337,022

Total Government Obligations (Cost: $11,795,448)				11,482,533

See Notes to Financial Statements

4

	Number of Shares	Value
MONEY MARKET FUND: 5.8% (Cost: $951,824)
Invesco Treasury Portfolio - Institutional Class	951,824	$951,824

Total Investments Before Collateral for Securities Loaned: 97.5% (Cost: $16,286,711)		15,866,680
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6% (Cost: $421,918)
State Street Navigator Securities Lending Government Money Market Portfolio	421,918	$421,918

Total Investments: 100.1% (Cost: $16,708,629)		16,288,598
Liabilities in excess of other assets: (0.1)%		(10,773)
NET ASSETS: 100.0%		$16,277,825

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $610,326.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
(d)	Security in default
(s)	The rate shown reflects the rate in effect at December 31, 2024. Coupon adjusts periodically based upon a predetermined schedule

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,847,533, or 11.3% of net assets.

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$123,987	$—	$123,987
Bahrain	—	164,442	—	164,442
China	—	163,960	—	163,960
Colombia	—	291,739	—	291,739
Guyana	—	—	42,420	42,420
Hong Kong	—	562,413	—	562,413
Indonesia	—	108,597	—	108,597
Kazakhstan	—	69,659	—	69,659
Luxembourg	—	250,577	—	250,577
Mexico	—	554,619	—	554,619
Oman	—	87,698	—	87,698
Peru	—	165,841	—	165,841
Spain	—	210,798	—	210,798
Tanzania	—	22,420	—	22,420
Thailand	—	126,519	—	126,519
Turkey	—	89,791	—	89,791
United Kingdom	—	292,216	—	292,216
United States	—	104,627	—	104,627
Government Obligations *	—	11,482,533	—	11,482,533
Money Market Funds	1,373,742	—	—	1,373,742
Total Investments	$1,373,742	$14,872,436	$42,420	$16,288,598

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

Assets:
Investments, at value (Cost $16,286,711) (1)	$15,866,680
Short-term investment held as collateral for securities loaned (2)	421,918
Cash	28,132
Cash denominated in foreign currency, at value (Cost $2,206)	2,199
Receivables:
Shares of beneficial interest sold	32,419
Due from Adviser	4,216
Dividends and interest	414,875
Prepaid expenses	2,883
Other assets	1,613
Total assets	16,774,935
Liabilities:
Payables:
Shares of beneficial interest redeemed	943
Collateral for securities loaned	421,918
Deferred Trustee fees	15,055
Accrued expenses	59,194
Total liabilities	497,110
NET ASSETS	$16,277,825

Net Assets consist of:
Aggregate paid in capital	$20,757,683
Total distributable earnings (loss)	(4,479,858)
NET ASSETS	$16,277,825

Shares of beneficial interest outstanding	2,236,600
Net asset value, redemption and offering price per share	$7.28
(1) Includes Investment in securities on loan, at market value	$610,326
(2) Cost of short-term investment held as collateral for securities loaned	$421,918

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Income:
Dividends (Includes foreign taxes reclaimed $678)	$29,762
Interest (Net of foreign taxes withheld $20,653)	1,435,052
Securities lending income	2,009
Total income	1,466,823
Expenses:
Management fees	169,411
Professional fees	84,206
Transfer agent fees	23,400
Custodian fees	21,065
Trustees’ fees and expenses	12,936
Reports to shareholders	12,592
Insurance	5,563
Interest	1,781
Taxes	505
Other	5,979
Total expenses	337,438
Expenses assumed by the Adviser	(148,800)
Net expenses	188,638
Net investment income	1,278,185

Net realized gain (loss) on:
Investments (a)	232,680
Forward foreign currency contracts	1,139
Foreign currency transactions and foreign denominated assets and liabilities	(13,765)
Net realized gain	220,054
Net change in unrealized appreciation (depreciation) on:
Investments (b)	(1,024,901)
Foreign currency translations and foreign denominated assets and liabilities	(10,027)
Net change in unrealized appreciation (depreciation)	(1,034,928)
Net increase in net assets resulting from operations	$463,311

(a)	Net of foreign taxes of $1,555
(b)	Net of foreign taxes of $678

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Operations:
Net investment income	$1,278,185	$1,214,135
Net realized gain (loss)	220,054	(307,274)
Net change in unrealized appreciation (depreciation)	(1,034,928)	909,192
Net increase in net assets resulting from operations	463,311	1,816,053

Distributions to shareholders from:
Distributable earnings	(1,250,013)	(724,974)

Share transactions*:
Proceeds from sale of shares	3,456,287	4,578,551
Reinvestment of distributions	1,250,013	724,974
Cost of shares redeemed	(4,936,299)	(6,254,693)
Net decrease in net assets resulting from share transactions	(229,999)	(951,168)
Total increase (decrease) in net assets	(1,016,701)	139,911
Net Assets, beginning of year	17,294,526	17,154,615
Net Assets, end of year	$16,277,825	$17,294,526

* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	452,543	616,263
Shares reinvested	167,787	100,971
Shares redeemed	(654,454)	(847,457)
Net decrease	(34,124)	(130,223)

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$7.62	$7.14	$8.03	$8.83	$8.71
Net investment income (a)	0.57	0.53	0.53	0.43	0.59
Net realized and unrealized gain (loss) on investments	(0.35)	0.26	(1.09)	(0.78)	0.15
Total from investment operations	0.22	0.79	(0.56)	(0.35)	0.74
Distributions from:
Net investment income	(0.56)	(0.31)	(0.33)	(0.45)	(0.62)
Net asset value, end of year	$7.28	$7.62	$7.14	$8.03	$8.83
Total return (b)	2.77%	11.40%	(6.81)%	(4.17)%	8.92%
Ratios to average net assets
Gross expenses	1.99%	1.98%	1.82%	1.89%	1.91%
Net expenses	1.11%	1.13%	1.10%	1.14%	1.10%
Net expenses excluding interest and taxes	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	7.54%	7.18%	7.40%	4.97%	7.12%

Supplemental data
Net assets, end of year (in millions)	$16	$17	$17	$18	$21
Portfolio turnover rate(c)	233%	257%	284%	212%	248%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Fund to utilize

11

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment
12

may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below. At December 31, 2024, the Fund held no derivative contracts.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the year ended December 31, 2024 the Fund held forward foreign currency contracts for five months. The average amounts purchased and sold (in U.S. dollars) were $2,187,703 and $699,170, respectively. At December 31, 2024, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the year ended December 31, 2024, was as follows:

Foreign Currency
Risk

Realized gain (loss):
Forward foreign currency contracts[1]	$1,139

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at December 31, 2024, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

G.	Segment Reporting — During the year, the Fund adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07).

The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Fund’s financial position or results of operations.

The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess the Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.
13

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income on the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2025, to waive management fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts assumed by the Adviser for the year ended December 31, 2024.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2024, the aggregate shareholder accounts of three insurance companies owned approximately 61%, 18% and 11% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—Investments—For the year ended December 31, 2024 the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $37,133,077 and $37,945,235, respectively.

Note 5—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$16,846,433	$242,561	$(800,396)	$(557,835)

At December 31, 2024, the component of distributable earnings (loss) on a tax basis, for the Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$942,313	$(4,880,041)	$25,141	$(567,271)	$(4,479,858)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended December 31, 2024, the Fund utilized $399,301 of its capital loss carryovers available from prior years.

The tax character of dividends paid to shareholders were as follows:

14

December 31, 2024	December 31, 2023
Ordinary	Ordinary
Income	Income
$1,250,013	$724,974

Each year, the Fund assesses the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2024, the Fund did not have any reclassifications.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

Note 6—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan— The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 8—Securities Lending— To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive

15

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$610,326	$421,918	$211,436	$633,354

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Corporate Bonds	$421,918

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit— The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2024, the Fund had no borrowings under the Facility.

16

VANECK VIP EMERGING MARKETS BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Emerging Markets Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VanEck VIP Emerging Markets Bond Fund (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

17

VANECK VIP EMERGING MARKETS BOND FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2024
Payable Date:	8/21/2024
Ordinary Income Paid Per Share	$ 0.5641
Dividends Qualifying for the Dividends Received Deduction for Corporations	0.00% *
Foreign Source Income	100.00% *
Foreign Taxes Paid Per Share	$ 0.0124

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

18

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

19

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

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VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 98.3%
Brazil: 9.7%
Arcos Dorados Holdings, Inc. (USD)	105,000	$764,400
Fleury SA	156,000	304,891
JSL SA	641,200	561,495
MercadoLibre, Inc. (USD) *	2,700	4,591,188
NU Holdings Ltd. (USD) *	30,000	310,800
Rede D’Or Sao Luiz SA 144A *	195,100	802,598
Smartfit Escola de Ginastica e Danca SA *	134,000	367,127
		7,702,499
China: 25.4%
BYD Co. Ltd. (HKD)	25,500	867,335
Full Truck Alliance Co. Ltd. (ADR)	144,500	1,563,490
Galaxy Entertainment Group Ltd. (HKD)	166,000	698,799
H World Group Ltd. (ADR) †	10,000	330,300
JD.com, Inc. (ADR)	16,000	554,720
KE Holdings, Inc. (ADR)	89,500	1,648,590
Meituan (HKD) 144A *	67,000	1,302,705
MINISO Group Holding Ltd. (ADR) †	34,000	812,260
NetEase, Inc. (HKD)	51,500	916,691
PDD Holdings, Inc. (ADR) *	14,000	1,357,860
Ping An Bank Co. Ltd.	534,770	852,796
Prosus NV (EUR)	100,000	3,972,484
Proya Cosmetics Co. Ltd.	40,000	461,917
Shenzhen Inovance Technology Co. Ltd.	99,000	790,324
Shenzhou International Group Holdings Ltd. (HKD)	61,000	481,109
Sungrow Power Supply Co. Ltd.	60,000	603,911
Tencent Holdings Ltd. (HKD)	26,000	1,387,693
Trip.com Group Ltd. (ADR) *	15,000	1,029,900
Yifeng Pharmacy Chain Co.Ltd.	143,818	473,207
		20,106,091
Egypt: 1.3%
Cleopatra Hospital *	1,599,211	253,219
Commercial International Bank	520,000	802,911
		1,056,130
Georgia: 3.2%
Bank of Georgia Group Plc (GBP)	43,000	2,535,473

Germany: 0.7%
Delivery Hero SE 144A *	20,000	561,845

Greece: 2.4%
Eurobank Ergasias Services and Holdings SA	370,000	852,771
Piraeus Financial Holdings SA	264,000	1,050,810
		1,903,581
	Number of Shares	Value
Hungary: 1.6%
OTP Bank Nyrt	23,000	$1,257,002

India: 18.3%
Cholamandalam Investment and Finance Co. Ltd.	75,900	1,050,907
Delhivery Ltd. *	100,000	403,176
HDFC Bank Ltd.	55,200	1,141,006
HDFC Bank Ltd. (ADR)	27,000	1,724,220
Jio Financial Services Ltd. *	310,133	1,079,732
KEI Industries Ltd.	17,000	877,330
Oberoi Realty Ltd.	62,600	1,687,169
Phoenix Mills Ltd.	114,000	2,174,397
Reliance Industries Ltd.	234,100	3,318,057
Sterling and Wilson Renewable *	190,000	1,015,622
		14,471,616
Indonesia: 0.5%
Bank Rakyat Indonesia Persero Tbk PT	1,625,000	410,229

Kazakhstan: 3.1%
Kaspi.kz JSC (ADR)	26,000	2,462,460

Mexico: 1.8%
BBB Foods, Inc. (USD) *	18,000	509,040
Regional SAB de CV	166,300	937,058
		1,446,098
Peru: 0.5%
Credicorp Ltd. (USD)	2,200	403,304

Philippines: 4.5%
Ayala Land, Inc.	600,000	270,057
Bloomberry Resorts Corp. *	7,205,000	567,925
International Container Terminal Services, Inc.	410,000	2,735,932
		3,573,914
Poland: 1.6%
InPost SA (EUR) *	75,000	1,280,410

Russia: 0.0%
Detsky Mir PJSC 144A *∞	784,200	0
Sberbank of Russia PJSC *∞	340,256	0
		0
Saudi Arabia: 1.2%
Al Rajhi Bank	24,000	603,260
Saudi National Bank	35,000	310,580
		913,840
South Korea: 3.0%
Samsung Biologics Co. Ltd. 144A *	1,150	736,883
SK Hynix, Inc.	14,500	1,661,559
		2,398,442
Taiwan: 13.0%
Chroma ATE, Inc.	131,000	1,629,946
Poya International Co. Ltd.	49,240	745,806
Taiwan Semiconductor Manufacturing Co. Ltd.	230,000	7,475,005
Wiwynn Corp.	6,000	476,324
		10,327,081

See Notes to Financial Statements

2

	Number of Shares	Value
Tanzania: 1.2%
Helios Towers Plc (GBP) *	796,071	$911,890

Turkey: 3.9%
MLP Saglik Hizmetleri AS 144A *	207,000	2,235,528
Sok Marketler Ticaret AS	267,000	310,591
Tofas Turk Otomobil Fabrikasi AS	93,000	539,256
		3,085,375
United Arab Emirates: 1.4%
Talabat Holding Plc *	2,805,200	1,069,215

Total Common Stocks (Cost: $61,337,628)		77,876,495

PREFERRED SECURITIES: 2.8%
Brazil: 0.5%
Itau Unibanco Holding SA	80,000	395,754

South Korea: 2.3%
Samsung Electronics Co. Ltd.	61,000	1,811,819

Total Preferred Securities (Cost: $2,960,166)		2,207,573

RIGHTS: 0.0% (Cost: $0)
Brazil: 0.0%
Smartfit Escola de Ginastica e Danca SA, BRL 16.10, exp. 02/04/25*	2,516	350

MONEY MARKET FUND: 0.1% (Cost: $85,090)
Invesco Treasury Portfolio - Institutional Class	85,090	85,090

Total Investments Before Collateral for Securities Loaned: 101.2% (Cost: $64,382,884)		80,169,508

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $223,151)
State Street Navigator Securities Lending Government Money Market Portfolio	223,151	223,151
Total Investments: 101.5% (Cost: $64,606,035)		80,392,659
Liabilities in excess of other assets: (1.5)%		(1,162,333)
NET ASSETS: 100.0%		$79,230,326

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,082,900.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,639,559, or 7.1% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$5,666,388	$2,036,111	$—	$7,702,499
China	11,269,604	8,836,487	—	20,106,091
Egypt	1,056,130	—	—	1,056,130
Georgia	2,535,473	—	—	2,535,473
Germany	561,845	—	—	561,845
Greece	—	1,903,581	—	1,903,581
Hungary	—	1,257,002	—	1,257,002
India	1,724,220	12,747,396	—	14,471,616
Indonesia	—	410,229	—	410,229
Kazakhstan	2,462,460	—	—	2,462,460
Mexico	1,446,098	—	—	1,446,098
Peru	403,304	—	—	403,304
Philippines	2,735,932	837,982	—	3,573,914
Poland	—	1,280,410	—	1,280,410
Russia	—	—	0	0
Saudi Arabia	—	913,840	—	913,840
South Korea	—	2,398,442	—	2,398,442
Taiwan	—	10,327,081	—	10,327,081
Tanzania	911,890	—	—	911,890
Turkey	2,774,784	310,591	—	3,085,375
United Arab Emirates	1,069,215	—	—	1,069,215
Preferred Securities *	—	2,207,573	—	2,207,573
Rights *	—	350	—	350
Money Market Funds	308,241	—	—	308,241
Total Investments	$34,925,584	$45,467,075	$0	$80,392,659

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

4

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

Assets:
Investments, at value (Cost $64,382,884) (1)	$80,169,508
Short-term investment held as collateral for securities loaned (2)	223,151
Cash denominated in foreign currency, at value (Cost $194,311)	194,302
Receivables:
Investment securities sold	215,142
Shares of beneficial interest sold	351,660
Dividends and interest	89,243
Prepaid expenses	7,362
Other assets	5,978
Total assets	81,256,346
Liabilities:
Payables:
Shares of beneficial interest redeemed	377,329
Collateral for securities loaned	223,151
Due to Adviser	71,133
Due to custodian	224,550
Due to Distributor	183
Deferred Trustee fees	109,368
Accrued expenses	62,208
Accrued foreign taxes	958,098
Total liabilities	2,026,020
NET ASSETS	$79,230,326
Net Assets consist of:
Aggregate paid in capital	$90,127,302
Total distributable earnings (loss)	(10,896,976)
NET ASSETS	$79,230,326
(1) Includes Investment in securities on loan, at market value	$1,082,900
(2) Cost of short-term investment held as collateral for securities loaned	$223,151
Initial Class:
Net Assets	$78,414,548
Shares of beneficial interest outstanding	8,553,747
Net asset value, redemption and offering price per share	$9.17
Class S:
Net Assets	$815,778
Shares of beneficial interest outstanding	91,254
Net asset value, redemption and offering price per share	$8.94

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Income:
Dividends (Net of foreign taxes withheld $190,770)	$1,735,941
Securities lending income	4,414
Total income	1,740,355
Expenses:
Management fees	966,509
Distribution fees – Class S	2,444
Custodian fees	93,817
Professional fees	81,535
Transfer agent fees – Initial Class	31,242
Transfer agent fees – Class S	15,391
Trustees’ fees and expenses	28,549
Reports to shareholders	16,743
Interest	14,993
Insurance	14,186
Taxes	505
Other	2,764
Total expenses	1,268,678
Expenses assumed by the Adviser	(14,878)
Net expenses	1,253,800
Net investment income	486,555
Net realized loss on:
Investments (a)	(1,473,579)
Foreign currency transactions and foreign denominated assets and liabilities	(40,520)
Net realized loss	(1,514,099)
Net change in unrealized appreciation (depreciation) on:
Investments (b)	3,760,358
Foreign currency translations and foreign denominated assets and liabilities	(1,599)
Net change in unrealized appreciation (depreciation)	3,758,759
Net increase in net assets resulting from operations	$2,731,215

(a)	Net of foreign taxes of $432,720
(b)	Net of foreign taxes of $284,379

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$486,555	$862,213
Net realized loss	(1,514,099)	(17,954,420)
Net change in unrealized appreciation (depreciation)	3,758,759	26,048,471
Net increase in net assets resulting from operations	2,731,215	8,956,264
Distributions to shareholders from:
Distributable earnings
Initial Class	(1,626,088)	(3,494,841)
Class S	(13,154)	(32,218)
Total distributions	(1,639,242)	(3,527,059)
Share transactions *:
Proceeds from sale of shares
Initial Class	31,892,702	51,407,569
Class S	54,453	136,488
	31,947,155	51,544,057
Reinvestment of distributions
Initial Class	1,626,088	3,494,841
Class S	13,154	32,218
	1,639,242	3,527,059
Cost of shares redeemed
Initial Class	(61,015,974)	(57,116,569)
Class S	(294,256)	(132,285)
	(61,310,230)	(57,248,854)
Net decrease in net assets resulting from share transactions	(27,723,833)	(2,177,738)
Total increase (decrease) in net assets	(26,631,860)	3,251,467
Net Assets, beginning of year	105,862,186	102,610,719
Net Assets, end of year	$79,230,326	$105,862,186
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	3,294,137	5,742,341
Shares reinvested	162,609	394,452
Shares redeemed	(6,288,063)	(6,433,267)
Net decrease	(2,831,317)	(296,474)
Class S:
Shares sold	5,658	15,151
Shares reinvested	1,348	3,725
Shares redeemed	(30,606)	(14,661)
Net increase (decrease)	(23,600)	4,215

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Initial Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.21	$8.70	$14.40	$16.89	$15.14
Net investment income (loss) (a)	0.05	0.08	0.09	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.07	0.76	(3.59)	(1.97)	2.53
Total from investment operations	0.12	0.84	(3.50)	(1.95)	2.50
Distributions from:
Net investment income	(0.16)	(0.33)	(0.03)	(0.16)	(0.30)
Net realized capital gains	—	—	(2.17)	(0.38)	(0.45)
Total distributions	(0.16)	(0.33)	(2.20)	(0.54)	(0.75)
Net asset value, end of year	$9.17	$9.21	$8.70	$14.40	$16.89
Total return (b)	1.21%	9.77%	(24.37)%	(11.87)%	17.25%

Ratios to average net assets
Expenses	1.29%	1.26%	1.18%	1.16%	1.23%
Expenses excluding interest and taxes	1.28%	1.25%	1.18%	1.16%	1.22%
Net investment income (loss)	0.51%	0.84%	0.90%	0.10%	(0.21)%
Supplemental data
Net assets, end of year (in millions)	$78	$105	$102	$153	$177
Portfolio turnover rate (c)	26%	23%	20%	36%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class S
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.98	$8.48	$14.13	$16.63	$14.95
Net investment income (loss) (a)	0.02	0.05	0.06	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	0.08	0.74	(3.54)	(1.94)	2.51
Total from investment operations	0.10	0.79	(3.48)	(1.98)	2.42
Distributions from:
Net investment income	(0.14)	(0.29)	—	(0.14)	(0.29)
Net realized capital gains	—	—	(2.17)	(0.38)	(0.45)
Total distributions	(0.14)	(0.29)	(2.17)	(0.52)	(0.74)
Net asset value, end of year	$8.94	$8.98	$8.48	$14.13	$16.63
Total return (b)	0.93%	9.44%	(24.73)%	(12.22)%	16.90%

Ratios to average net assets
Gross expenses	3.09%	2.98%	2.60%	2.43%	3.69%
Net expenses	1.57%	1.56%	1.55%	1.55%	1.55%
Net expenses excluding interest and taxes	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	0.22%	0.53%	0.62%	(0.27)%	(0.60)%
Supplemental data
Net assets, end of year (in millions)	$1	$1	$1	$1	$1
Portfolio turnover rate (c)	26%	23%	20%	36%	29%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes
10

regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments. Any Russian securities held in the Fund at December 31, 2024 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. Any currency denominated in Rubles, held by the Fund cannot be repatriated and such currency is valued at $0 as of December 31, 2024.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and/or
11

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at December 31, 2024, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

H.	Segment Reporting—During the year, the Fund adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Fund’s financial position or results of operations.

The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess the Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2025, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the year ended December 31, 2024, the Adviser assumed expenses in the amount of $14,878 for Class S shares.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2024, the aggregate shareholder accounts of one insurance company owned approximately 77% of the Initial Class Shares, and one insurance company owned approximately 94% of the Class S Shares.

Note 4—12B-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf

12

of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $25,196,237 and $52,028,638, respectively.

Note 6—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$67,178,961	$23,946,604	$(10,732,906)	$13,213,698

At December 31, 2024 the components of distributable earnings (losses) on a tax basis, for the Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$614,258	$(23,657,514)	$(109,367)	$12,255,647	$(10,896,976)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

The tax character of dividends paid to shareholders was as follows:

December 31, 2024	December 31, 2023
Ordinary Income	Ordinary Income
$1,639,242	$3,527,059

Each year, the Fund assesses the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2024, the Fund did not have any reclassifications.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and

13

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

As a result of the current conditions related to Russian securities and Russian markets, the Fund has been unable to dispose of the Russian securities in its portfolio, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Fund have declared dividends, there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of December 31, 2024.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31,

14

2024 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$1,082,900	$223,151	$883,209	$1,106,360

The following table presents the money market fund investment held as collateral by type of security on loan as of December 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$223,151

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2024, the Fund borrowed as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
38	$2,492,531	6.38%

At December 31, 2024, the Fund had no outstanding borrowings under the Facility.

15

VANECK VIP EMERGING MARKETS FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Emerging Markets Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VanEck VIP Emerging Markets Fund (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

February 14, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

16

VANECK VIP EMERGING MARKETS FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2024
Payable Date:	8/21/2024
Ordinary Income Paid Per Share - Initial Class	$0.164950
Ordinary Income Paid Per Share - Class S	$0.135300
Foreign Source Income	69.39% *
Foreign Taxes Paid Per Share - Initial Class and Class S	$0.033100

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

17

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

18

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

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VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 95.9%
Australia: 15.1%
Bellevue Gold Ltd. *	1,190,086	$823,159
De Grey Mining Ltd. *	1,111,388	1,208,454
Emerald Resources NL * †	425,181	850,818
Northern Star Resources Ltd.	172,500	1,638,952
OceanaGold Corp. (CAD)	461,400	1,277,521
Perseus Mining Ltd.	137,300	217,466
Predictive Discovery Ltd. * †	6,619,272	939,040
Spartan Resources Ltd.	478,700	417,771
Spartan Resources Ltd. * †	758,000	658,739
Westgold Resources Ltd. (CAD) *	375,824	658,859
		8,690,779
Brazil: 4.2%
Wheaton Precious Metals Corp. (USD) †	43,253	2,432,549

Canada: 58.0%
Agnico Eagle Mines Ltd. (USD)	50,390	3,941,002
Alamos Gold, Inc. (USD)	226,783	4,181,878
Allied Gold Corp. *	112,510	266,903
Artemis Gold, Inc. *	156,500	1,497,009
Barrick Gold Corp. (USD)	60,835	942,942
Calibre Mining Corp. *	414,356	619,754
Franco-Nevada Corp. (USD)	15,130	1,779,137
G Mining Ventures Corp. * †	399,790	3,003,744
Galiano Gold, Inc. *	503,000	626,366
Galway Metals, Inc. *	425,676	156,950
Kinross Gold Corp. (USD)	357,776	3,316,583
Liberty Gold Corp. *	3,288,509	594,812
Liberty Gold Corp. * ø	352,000	63,668
Lundin Gold, Inc.	99,500	2,122,279
MAG Silver Corp. *	95,400	1,296,158
Osisko Gold Royalties Ltd. (USD)	151,900	2,749,390
Pan American Silver Corp. (USD)	135,600	2,741,832
Silver Tiger Metals, Inc. *	360,200	56,381
Skeena Resources Ltd. * †	115,253	1,002,235
Snowline Gold Corp. *	197,700	702,805
Thesis Gold, Inc. *	1,035,894	410,769
Torex Gold Resources, Inc. *	51,300	1,010,690
West Red Lake Gold Mines Ltd. * †	895,900	373,954
		33,457,241
Ivory Coast: 1.7%
Montage Gold Corp. (CAD) *	699,700	1,012,471

South Africa: 6.6%
Anglogold Ashanti Plc (USD)	87,800	2,026,424
Gold Fields Ltd. (ADR)	133,900	1,767,480
		3,793,904
Turkey: 1.5%
Eldorado Gold Corp. (USD) *	58,028	862,876

United States: 8.8%
Freeport-McMoRan, Inc.	21,300	811,104
Newmont Corp.	64,142	2,387,365
	Number of Shares	Value
United States (continued)
Royal Gold, Inc.	14,100	$1,859,085
		5,057,554
Total Common Stocks (Cost: $39,850,594)		55,307,374

WARRANTS: 0.0% (Cost: $0)
Canada: 0.0%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26∞ø	518,048	13,004

EXCHANGE TRADED FUND: 4.7%(a) (Cost: $2,297,956)
United States: 4.7%
SPDR Gold MiniShares Trust *	52,000	2,703,480

MONEY MARKET FUND: 0.6% (Cost: $347,039)
Invesco Treasury Portfolio - Institutional Class	347,039	347,039

Total Investments Before Collateral for Securities Loaned: 101.2% (Cost: $42,495,589)		58,370,897

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.5%
Money Market Fund: 4.5% (Cost: $2,588,312)
State Street Navigator Securities Lending Government Money Market Portfolio	2,588,312	2,588,312

Total Investments: 105.7% (Cost: $45,083,901)		60,959,209
Liabilities in excess of other assets: (5.7)%		(3,297,848)
NET ASSETS: 100.0%		$57,661,361

See Notes to Consolidated Financial Statements

2

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,214,966.
ø	Restricted Security – the aggregate value of restricted securities is $76,672, or 0.1% of net assets
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Restricted securities held by the Fund as of December 31, 2024 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Liberty Gold Corp. *	05/17/2024	518,048	$0	$13,004	0.0%
Liberty Gold Corp.	10/04/2021	352,000	182,953	63,668	0.1%
			$182,953	$76,672	0.1%

*	Warrants

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$2,354,151	$6,336,628	$—	$8,690,779
Brazil	2,432,549	—	—	2,432,549
Canada	33,393,573	63,668	—	33,457,241
Ivory Coast	1,012,471	—	—	1,012,471
South Africa	3,793,904	—	—	3,793,904
Turkey	862,876	—	—	862,876
United States	5,057,554	—	—	5,057,554
Warrants *	—	—	13,004	13,004
Exchange Traded Fund	2,703,480	—	—	2,703,480
Money Market Funds	2,935,351	—	—	2,935,351
Total Investments	$54,545,909	$6,400,296	$13,004	$60,959,209

*	See Schedule of Investments for geographic sectors.

See Notes to Consolidated Financial Statements

3

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

Assets:
Investments, at value (Cost $42,495,589) (1)	$58,370,897
Short-term investment held as collateral for securities loaned (2)	2,588,312
Receivables:
Investment securities sold	99,715
Shares of beneficial interest sold	26,979
Dividends and interest	10,525
Prepaid expenses	7,203
Other assets	5,110
Total assets	61,108,741
Liabilities:
Payables:
Shares of beneficial interest redeemed	385,621
Collateral for securities loaned	2,588,312
Due to Adviser	26,763
Due to custodian	341,560
Due to Distributor	13,268
Deferred Trustee fees	38,499
Accrued expenses	53,357
Total liabilities	3,447,380
NET ASSETS	$57,661,361
Net Assets consist of:
Aggregate paid in capital	$51,175,587
Total distributable earnings (loss)	6,485,774
NET ASSETS	$57,661,361
Shares of beneficial interest outstanding	6,179,989
Net asset value, redemption and offering price per share	$9.33
(1) Includes Investment in securities on loan, at market value	$3,214,966
(2) Cost of short-term investment held as collateral for securities loaned	$2,588,312

See Notes to Consolidated Financial Statements

4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Income:
Dividends (Net of foreign taxes withheld $80,766)	$662,287
Securities lending income	103,602
Total income	765,889
Expenses:
Management fees	440,600
Administration fees	146,866
Distribution fees	146,866
Professional fees	97,523
Custodian fees	26,915
Transfer agent fees	19,499
Trustees’ fees and expenses	18,526
Insurance	13,834
Reports to shareholders	12,079
Interest	1,624
Taxes	504
Other	1,013
Total expenses	925,849
Expenses assumed by the Adviser	(72,068)
Net expenses	853,781
Net investment loss	(87,892)
Net realized gain (loss) on:
Investments	5,425,129
Forward foreign currency contracts	(2,337)
Foreign currency transactions and foreign denominated assets and liabilities	(25,441)
Net realized gain	5,397,351
Net change in unrealized appreciation (depreciation) on:
Investments	1,846,097
Foreign currency translations and foreign denominated assets and liabilities	144
Net change in unrealized appreciation (depreciation)	1,846,241
Net increase in net assets resulting from operations	$7,155,700

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income (loss)	$(87,892)	$123,224
Net realized gain (loss)	5,397,351	(1,113,785)
Net change in unrealized appreciation (depreciation)	1,846,241	5,270,619
Net increase in net assets resulting from operations	7,155,700	4,280,058
Distributions to shareholders from:
Distributable earnings	(1,772,283)	—

Share transactions*:
Proceeds from sale of shares	17,809,609	21,786,009
Reinvestment of distributions	1,772,283	—
Cost of shares redeemed	(21,237,149)	(17,894,667)
Net Increase (decrease) in net assets resulting from share transactions	(1,655,257)	3,891,342
Total increase in net assets	3,728,160	8,171,400
Net Assets, beginning of year	53,933,201	45,761,801
Net Assets, end of year	$57,661,361	$53,933,201
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	1,907,497	2,635,805
Shares reinvested	174,094	—
Shares redeemed	(2,340,600)	(2,228,655)
Net increase (decrease)	(259,009)	407,150

See Notes to Consolidated Financial Statements

6

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$8.38	$7.59	$8.77	$11.68	$8.63
Net investment income (loss) (a)	(0.01)	0.02	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	1.24	0.77	(1.21)	(1.67)	3.40
Total from investment operations	1.23	0.79	(1.18)	(1.68)	3.35
Distributions from:
Net investment income	(0.28)	—	—	(1.23)	(0.30)
Net asset value, end of year	$9.33	$8.38	$7.59	$8.77	$11.68
Total return (b)	14.41%	10.41%	(13.45)%	(13.91)%	38.62%
Ratios to average net assets
Gross expenses	1.58%	1.55%	1.53%	1.58%	1.65%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.15)%	0.23%	0.35%	(0.08)%	(0.51)%

Supplemental data
Net assets, end of year (in millions)	$58	$54	$46	$51	$60
Portfolio turnover rate(c)	44%	35%	39%	38%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy.
8

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation— The Subsidiary, a Cayman Islands exempted company, acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of December 31, 2024, the Fund held $2,723,279 in its Subsidiary, representing 4.7% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

E.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration
9

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at December 31, 2024 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of these disclosures are found below as well as in the Consolidated Schedule of Investments. At December 31, 2024, the Fund held no derivative contracts.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Consolidated Statement of Operations. During the year ended December 31, 2024, the Fund held forward foreign currency contracts for two months. The average amount purchased and sold (in U.S. dollars) were $158,253 and $99,200, respectively. At December 31, 2024, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the year ended December 31, 2024, was as follows:

Foreign Currency Risk

Realized gain (loss):
Forward foreign currency contracts[1]	$(2,337)

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities and derivatives on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at December 31, 2024, is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).
10

J.	Segment Reporting— During the year, the Fund adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07).

The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Fund’s financial position or results of operations.

The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess the Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

K.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2025, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts assumed by the Adviser for the year ended December 31, 2024.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the year ended December 31, 2024 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2024, the aggregate shareholder accounts of two insurance companies owned approximately 73% and 26% of the Fund’s outstanding shares of beneficial interest.

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The

11

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

amount paid under the Plan in any one year is 0.25% of the Fund’s average daily net assets and is recorded as Distribution Fees in the Consolidated Statement of Operations.

Note 5—Investments—For the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $25,358,071 and $28,024,334, respectively.

Note 6—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$51,217,266	$14,231,851	$(4,470,109)	$9,761,742

At December 31, 2024, the components of accumulated distributable earnings (loss) on a tax basis, for the Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$2,476,596	$(5,695,072)	$(38,499)	$9,742,749	$6,485,774

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended December 31, 2024, the Fund utilized $3,435,621of its accumulated capital losses available from prior years.

The tax character of dividends paid to shareholders was as follows:

December 31, 2024
Ordinary Income
$1,772,283

During the year ended December 31, 2023, the Fund had no distributions.

During the year ended December 31, 2024, as a result of permanent book to tax differences primarily due to differences in the treatment of income and realized gains from the controlled foreign corporation subsidiary, the Fund incurred differences that affected distributable earnings and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Increase (Decrease) in Total Distributable Earnings (Loss)	Increase (Decrease) in Aggregate Paid in Capital
$15,255	$(15,255)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

12

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Consolidated Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending

13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(continued)

Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31, 2024 is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$3,214,966	$2,588,312	$742,345	$3,330,657

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$2,588,312

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2024, the Fund borrowed under this Facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
17	$237,081	6.58%

At December 31, 2024, the Fund had no outstanding borrowings under the Facility.

14

VANECK VIP GLOBAL GOLD FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Global Gold Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of VanEck VIP Global Gold Fund and its subsidiary (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year ended December 31, 2024, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended December 31, 2021, and the consolidated financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the consolidated financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those consolidated financial statements and financial highlights.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 14, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

15

VANECK VIP GLOBAL GOLD FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2024
Payable Date:	8/21/2024
Ordinary Income Paid Per Share	$.281330
Dividends Qualifying for the Dividends Received Deduction for Corporations	6.12%
Foreign Source Income	26.64% *
Foreign Taxes Paid Per Share	$0.011700

*	Expressed as a percentage of the ordinary income distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments.

16

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

17

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION December 31, 2024

VanEck VIP Trust

VanEck VIP Global Resources Fund

800.826.2333	vaneck.com

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VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

December 31, 2024

	Number of Shares	Value
COMMON STOCKS: 99.2%
Australia: 4.8%
Glencore Plc (GBP)	1,727,100	$7,606,452
Rio Tinto Plc (ADR)	79,700	4,687,157
		12,293,609
Brazil: 4.8%
JBS S/A	1,286,200	7,592,386
Suzano SA *	447,600	4,502,025
		12,094,411
Canada: 18.1%
Agnico Eagle Mines Ltd. (USD)	62,722	4,905,488
Alamos Gold, Inc. (USD)	181,700	3,350,548
ARC Resources Ltd.	206,100	3,737,888
Barrick Gold Corp. (USD)	211,574	3,279,397
Capstone Copper Corp. * †	376,400	2,327,869
Cenovus Energy, Inc. (USD)	80,700	1,222,605
Franco-Nevada Corp. (USD)	30,300	3,562,977
Ivanhoe Mines Ltd. * †	124,113	1,473,003
Kinross Gold Corp. (USD)	510,600	4,733,262
Nutrien Ltd. (USD)	77,565	3,471,034
Pan American Silver Corp. (USD)	138,200	2,794,404
Suncor Energy, Inc.	118,000	4,212,028
Teck Resources Ltd. (USD) †	113,700	4,608,261
West Fraser Timber Co. Ltd. †	29,500	2,556,071
		46,234,835
China: 1.2%
PetroChina Co. Ltd. (HKD)	3,903,000	3,053,523

France: 5.1%
Nexans SA	49,100	5,304,346
TotalEnergies SE	138,500	7,716,506
		13,020,852
Jersey, Channel Islands: 0.9%
Yellow Cake Plc 144A *	371,700	2,328,937

Netherlands: 0.8%
OCI NV * †	188,856	2,115,287

South Africa: 3.7%
Anglo American Plc (GBP)	242,100	7,158,207
Gold Fields Ltd. (ADR)	167,400	2,209,680
		9,367,887
Spain: 0.0%
Soltec Power Holdings SA * †∞	38,800	54,923

Turkey: 1.0%
Eldorado Gold Corp. (USD) * †	163,200	2,426,784

United Kingdom: 4.9%
Shell Plc (ADR)	197,400	12,367,110

United States: 53.4%
Antero Resources Corp. *	124,700	4,370,735
Archer-Daniels-Midland Co.	47,200	2,384,544
Baker Hughes Co.	43,400	1,780,268
Ball Corp.	43,600	2,403,668
	Number of Shares	Value
United States (continued)
Bunge Global SA	48,800	$3,794,688
CECO Environmental Corp. *	72,001	2,176,590
Chevron Corp.	43,600	6,315,024
Commercial Metals Co.	55,300	2,742,880
ConocoPhillips	30,643	3,038,866
Corteva, Inc.	121,733	6,933,912
Diamondback Energy, Inc.	11,788	1,931,228
EQT Corp.	109,800	5,062,878
Expand Energy Corp. †	47,200	4,698,760
Exxon Mobil Corp.	114,826	12,351,833
FMC Corp.	37,600	1,827,736
Freeport-McMoRan, Inc.	204,400	7,783,552
Graphic Packaging Holding Co. †	101,600	2,759,456
HA Sustainable Infrastructure Capital, Inc. †	193,619	5,194,798
Hormel Foods Corp.	87,700	2,751,149
Ingredion, Inc.	16,900	2,324,764
Kirby Corp. *	32,400	3,427,920
Liberty Energy, Inc. †	35,600	708,084
Marathon Petroleum Corp.	8,100	1,129,950
MasTec, Inc. *	44,200	6,017,388
Mosaic Co.	42,500	1,044,650
MP Materials Corp. * †	118,500	1,848,600
Newmont Corp.	106,296	3,956,337
Nucor Corp.	19,500	2,275,845
Ormat Technologies, Inc.	60,280	4,082,161
Permian Resources Corp.	257,849	3,707,869
Phillips 66	37,000	4,215,410
ProPetro Holding Corp. *	71,500	667,095
Quanta Services, Inc.	4,600	1,453,830
Steel Dynamics, Inc.	18,300	2,087,481
Tyson Foods, Inc.	95,700	5,497,008
United States Steel Corp.	59,500	2,022,405
Valero Energy Corp.	33,900	4,155,801
Weyerhaeuser Co.	186,300	5,244,345
		136,169,508
Zambia: 0.5%
First Quantum Minerals Ltd. (CAD) *	94,300	1,215,610

Total Common Stocks (Cost: $219,960,184)		252,743,276

MONEY MARKET FUND: 1.2% (Cost: $3,062,593)
Invesco Treasury Portfolio - Institutional Class	3,062,593	3,062,593

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $223,022,777)		255,805,869

See Notes to Financial Statements

2

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $1,042,564)
State Street Navigator Securities Lending Government Money Market Portfolio	1,042,564	$1,042,564
Total Investments: 100.8% (Cost: $224,065,341)		256,848,433
Liabilities in excess of other assets: (0.8)%		(1,927,252)
NET ASSETS: 100.0%		$254,921,181

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,094,269.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,328,937, or 0.9% of net assets.

The summary of inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,687,157	$7,606,452	$—	$12,293,609
Brazil	—	12,094,411	—	12,094,411
Canada	46,234,835	—	—	46,234,835
China	—	3,053,523	—	3,053,523
France	—	13,020,852	—	13,020,852
Jersey, Channel Islands	—	2,328,937	—	2,328,937
Netherlands	—	2,115,287	—	2,115,287
South Africa	2,209,680	7,158,207	—	9,367,887
Spain	—	—	54,923	54,923
Turkey	2,426,784	—	—	2,426,784
United Kingdom	12,367,110	—	—	12,367,110
United States	136,169,508	—	—	136,169,508
Zambia	1,215,610	—	—	1,215,610
Money Market Funds	4,105,157	—	—	4,105,157
Total Investments	$209,415,841	$47,377,669	$54,923	$256,848,433

See Notes to Financial Statements

3

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024

Assets:
Investments, at value (Cost $223,022,777) (1)	$255,805,869
Short-term investment held as collateral for securities loaned (2)	1,042,564
Cash denominated in foreign currency, at value (Cost $3,196)	3,173
Receivables:
Shares of beneficial interest sold	130,390
Dividends and interest	566,617
Prepaid expenses	15,136
Other assets	20,333
Total assets	257,584,082
Liabilities:
Payables:
Shares of beneficial interest redeemed	986,994
Collateral for securities loaned	1,042,564
Due to Adviser	213,302
Due to custodian	59,178
Due to Distributor	29,782
Deferred Trustee fees	238,585
Accrued expenses	92,496
Total liabilities	2,662,901
NET ASSETS	$254,921,181
Net Assets consist of:
Aggregate paid in capital	$302,189,471
Total distributable earnings (loss)	(47,268,290)
NET ASSETS	$254,921,181
(1) Includes Investment in securities on loan, at market value	$23,094,269
(2) Cost of short-term investment held as collateral for securities loaned	$1,042,564
Initial Class:
Net Assets	$120,211,159
Shares of beneficial interest outstanding	4,774,113
Net asset value, redemption and offering price per share	$25.18
Class S:
Net Assets	$134,710,022
Shares of beneficial interest outstanding	5,600,159
Net asset value, redemption and offering price per share	$24.05

See Notes to Financial Statements

4

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2024

Income:
Dividends (Net of foreign taxes withheld $338,060)	$10,892,573
Securities lending income	60,879
Total income	10,953,452
Expenses:
Management fees	2,844,179
Distribution fees – Class S	378,791
Professional fees	87,488
Transfer agent fees – Initial Class	41,115
Transfer agent fees – Class S	34,180
Trustees’ fees and expenses	70,062
Custodian fees	37,250
Insurance	28,972
Reports to shareholders	11,329
Interest	1,290
Taxes	965
Other	8,262
Total expenses	3,543,883
Net investment income	7,409,569
Net realized gain (loss) on:
Investments	12,142,638
Capital gain distributions from investment companies	74,740
Foreign currency transactions and foreign denominated assets and liabilities	(74,281)
Net realized gain	12,143,097
Net change in unrealized appreciation (depreciation) on:
Investments	(26,185,136)
Foreign currency translations and foreign denominated assets and liabilities	(14,363)
Net change in unrealized appreciation (depreciation)	(26,199,499)
Net decrease in net assets resulting from operations	$(6,646,833)

See Notes to Financial Statements

5

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment income	$7,409,569	$7,163,280
Net realized gain	12,143,097	30,269,907
Net change in unrealized appreciation (depreciation)	(26,199,499)	(53,097,660)
Net decrease in net assets resulting from operations	(6,646,833)	(15,664,473)
Distributions to shareholders from:
Distributable earnings
Initial Class	(3,694,901)	(4,359,305)
Class S	(3,605,151)	(4,440,727)
Total distributions	(7,300,052)	(8,800,032)
Share transactions *:
Proceeds from sale of shares
Initial Class	21,223,843	35,518,007
Class S	18,277,965	30,978,944
	39,501,808	66,496,951
Reinvestment of distributions
Initial Class	3,694,901	4,359,305
Class S	3,605,151	4,440,727
	7,300,052	8,800,032
Cost of shares redeemed
Initial Class	(48,814,289)	(69,737,352)
Class S	(39,238,116)	(75,846,769)
	(88,052,405)	(145,584,121)
Net decrease in net assets resulting from share transactions	(41,250,545)	(70,287,138)
Total decrease in net assets	(55,197,430)	(94,751,643)
Net Assets, beginning of year	310,118,611	404,870,254
Net Assets, end of year	$254,921,181	$310,118,611
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	794,413	1,302,678
Shares reinvested	135,842	165,376
Shares redeemed	(1,818,295)	(2,564,108)
Net decrease	(888,040)	(1,096,054)
Class S:
Shares sold	710,067	1,176,971
Shares reinvested	138,660	176,080
Shares redeemed	(1,525,763)	(2,917,389)
Net decrease	(677,036)	(1,564,338)

See Notes to Financial Statements

6

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Initial Class
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$26.59	$28.39	$26.61	$22.48	$19.04
Net investment income (a)	0.71	0.61	0.69	0.40	0.13
Net realized and unrealized gain (loss) on investments	(1.41)	(1.63)	1.57	3.84	3.47
Total from investment operations	(0.70)	(1.02)	2.26	4.24	3.60
Distributions from:
Net investment income	(0.71)	(0.78)	(0.48)	(0.11)	(0.16)
Net asset value, end of year	$25.18	$26.59	$28.39	$26.61	$22.48
Total return (b)	(2.83)%	(3.58)%	8.39%	18.92%	19.11%

Ratios to average net assets
Expenses	1.09%	1.12%	1.09%	1.09%	1.13%
Expenses excluding interest and taxes	1.09%	1.12%	1.08%	N/A	N/A
Net investment income	2.65%	2.23%	2.37%	1.54%	0.79%
Supplemental data
Net assets, end of year (in millions)	$120	$151	$192	$169	$149
Portfolio turnover rate (c)	57%	44%	55%	27%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

7

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Class S
	Year Ended December 31,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$25.42	$27.16	$25.49	$21.55	$18.26
Net investment income (a)	0.63	0.52	0.59	0.33	0.09
Net realized and unrealized gain (loss) on investments	(1.37)	(1.57)	1.51	3.69	3.32
Total from investment operations	(0.74)	(1.05)	2.10	4.02	3.41
Distributions from:
Net investment income	(0.63)	(0.69)	(0.43)	(0.08)	(0.12)
Net asset value, end of year	$24.05	$25.42	$27.16	$25.49	$21.55
Total return (b)	(3.09)%	(3.84)%	8.12%	18.68%	18.83%

Ratios to average net assets
Expenses	1.33%	1.36%	1.33%	1.34%	1.38%
Net investment income	2.44%	1.99%	2.14%	1.31%	0.55%
Supplemental data
Net assets, end of year (in millions)	$135	$160	$213	$173	$144
Portfolio turnover rate (c)	57%	44%	55%	27%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower.
(c)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Resources Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in global resources securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.

Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee

9

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and/or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at December 31, 2024, is presented in the Schedule
10

of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Segment Reporting— During the year, the Fund adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (ASU 2023-07). The provisions of the new standard require additional financial statements disclosures related to segment reporting to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The adoption of the ASU 2023-07 had no impact on the Fund’s financial position or results of operations.

The Adviser acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM to assess the Fund’s performance versus its comparative benchmarks, is consistent with that presented within the Fund’s financial statements and financial highlights.

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.95% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2025, to waive fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. During the year ended December 31, 2024, there were no waivers or expense reimbursements.

Effective July 1, 2024, the Adviser agreed to lower the management fee for the Fund from 1.00% to 0.95% of the first $500 million of average daily net assets of the Fund.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At December 31, 2024, the aggregate shareholder accounts of two insurance companies owned approximately 42% and 27% of the Initial Class Shares and three insurance companies owned approximately 38%, 32%, and 15% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

11

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the year ended December 31, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated $162,744,889 and $201,443,049, respectively.

Note 6—Income Taxes—As of December 31, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$225,766,237	$51,247,513	$(20,165,317)	$31,082,196

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis, for the Fund, were as follows:

Undistributed Ordinary Income	(Accumulated Capital Losses^)/ Undistributed Capital Gains	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
$7,072,786	$(85,171,689)	$(238,586)	$31,069,199	$(47,268,290)

^	These accumulated capital losses are available to offset future capital gains and have an unlimited expiration.

During the year ended December 31, 2024, the Fund utilized $9,615,962 of its accumulated capital losses available from prior years.

The tax character of dividends paid to shareholders was as follows:

December 31, 2024	December 31, 2023
Ordinary	Ordinary
Income	Income
$7,300,052	$8,800,032

Each year, the Fund assesses the need for any reclassifications due to permanent book to tax differences that affect distributable earnings (losses) and aggregate paid in capital. Net assets are not affected by these reclassifications. During the year ended December 31, 2024, the Fund did not have any reclassifications.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

12

Note 7—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments and political conflicts, or natural or other disasters. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States.

The Fund concentrates its investments in the securities of global resource companies, including precious metals, base and industrial metals, energy, natural resources and other commodities. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at December 31,

13

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(continued)

2024 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of December 31, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$23,094,269	$1,042,564	$22,776,214	$23,818,778

The following table presents money market fund investments held as collateral by type of security on loan as of December 31, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$1,042,564

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the year ended December 31, 2024 the Fund did not borrow under the Facility.

14

VANECK VIP GLOBAL RESOURCES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VanEck VIP Trust and Shareholders of VanEck VIP Global Resources Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VanEck VIP Global Resources Fund (one of the funds constituting VanEck VIP Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended December 31, 2021, and the financial highlights for each of the periods ended on or prior to December 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated February 15, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
February 14, 2025

We have served as the auditor of one or more investment companies in the VanEck Funds complex since 2022.

15

VANECK VIP GLOBAL RESOURCES FUND

TAX INFORMATION

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended December 31, 2024. Please consult your tax advisor for proper treatment of this information.

Record Date:	8/20/2024
Payable Date:	8/21/2024
Ordinary Income Paid Per Share – Initial Class	$0.709780
Ordinary Income Paid Per Share – Class S	$0.632490
Dividends Qualifying for the Dividends Received Deduction for Corporations	42.05%
16

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

Approval of Investment Advisory Contracts

Not applicable.

17

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Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	The code of ethics is attached as EX-99.CODE ETH

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, CEO

Date March 7, 2025

By (Signature and Title)	/s/ John J. Crimmins, CFO

Date March 7, 2025